As filed with the Securities and Exchange Commission on February 5, 1996

             1933 Act File No. 33-79482; 1940 Act File No. 811-8532
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933                                     ____

         Pre-Effective Amendment No._4__                             _X__

         Post-Effective Amendment No.___                             ____

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                       _X__

         Amendment No._4_


               TWENTIETH CENTURY STRATEGIC ASSET ALLOCATIONS, INC.
               ---------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

        Twentieth Century Tower, 4500 Main Street, Kansas City, MO 64111
        ----------------------------------------------------------------
        (Address of Principal Executive Offices)               (Zip Code)


         Registrant's Telephone Number, including Area Code:  816-531-5575


                             James E. Stowers III
        Twentieth Century Tower, 4500 Main Street, Kansas City, MO 64111
        ----------------------------------------------------------------
                    (Name and address of Agent for service)

             Approximate Date of Proposed Public Offering: 2/15/96



The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission acting pursuant to said section 8(a), may determine.


Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, an indefinite number or amount of securities is being registered under the Securities Act of 1933 by this registration statement.


================================================================================

======================================================================================================================
                Cross Reference Sheet Rule 481(a)
----------------------------------------------------------------------------------------------------------------------
Item No.                                                                                   Page No.
======================================================================================================================
                                                                                Retail             Institutional
Part A.                                                                       Prospectus             Prospectus
----------------------------------------------------------------------------------------------------------------------
     1.     Cover Page                                                        Cover Page             Cover Page
----------------------------------------------------------------------------------------------------------------------
     2.     Synopsis                                                             N/A                    N/A
----------------------------------------------------------------------------------------------------------------------
     3.     Condensed Financial Information                                      N/A                    N/A
----------------------------------------------------------------------------------------------------------------------
     4.     General Description of Registrant                             Cover Page, 4-14,         Cover Page, 4-13
                                                                                25-31                  17-23
----------------------------------------------------------------------------------------------------------------------
     5.     Management of the Fund                                              28-30                  20-22
----------------------------------------------------------------------------------------------------------------------
     6.     Capital Stock and Other Securities                             26-28, 30-31             18-20, 22-23
----------------------------------------------------------------------------------------------------------------------
     7.     Purchase of Securities Being Offered                          Cover Page, 15-24         Cover Page,
                                                                                                       15-16
----------------------------------------------------------------------------------------------------------------------
     8.     Redemption or Repurchase                                            18-22                  15-16
----------------------------------------------------------------------------------------------------------------------
     9.     Pending Legal Proceedings                                            N/A                    N/A
----------------------------------------------------------------------------------------------------------------------
Part B. - Statement of Additional Information
----------------------------------------------------------------------------------------------------------------------
     10.    Cover Page                                                                    Cover Page
----------------------------------------------------------------------------------------------------------------------
     11.    Table of Contents                                                             Cover Page
----------------------------------------------------------------------------------------------------------------------
     12.    General Information and History                                                  N/A
----------------------------------------------------------------------------------------------------------------------
     13.    Investment Objectives and Policies                                                2-8
----------------------------------------------------------------------------------------------------------------------
     14.    Management of the Fund                                                           8-11
----------------------------------------------------------------------------------------------------------------------
     15.    Control Persons and Principal Holders  of Securities
                                                                                             N/A
----------------------------------------------------------------------------------------------------------------------
     16.    Investment Advisory and Other Services                                          10-11
----------------------------------------------------------------------------------------------------------------------
     17.    Brokerage Allocation                                                            12-13
----------------------------------------------------------------------------------------------------------------------
     18.    Capital Stock and Other Securities                                              11-12
----------------------------------------------------------------------------------------------------------------------
     19.    Purchase, Redemption and Pricing of Securities Being
            Offered                                                                           14
----------------------------------------------------------------------------------------------------------------------
     20.    Tax Status                                                                        12
----------------------------------------------------------------------------------------------------------------------
     21.    Underwriters                                                                     N/A
----------------------------------------------------------------------------------------------------------------------
     22.    Calculation of Performance Data                                                  N/A
----------------------------------------------------------------------------------------------------------------------
     23.    Financial Statements                                                            14-16
----------------------------------------------------------------------------------------------------------------------


                               TWENTIETH CENTURY
                                 Strategic Asset
                               Allocations, Inc.


                                   Prospectus

                                  February 15,
                                      1996
--------------------------------------------------------------------------------

TWENTIETH CENTURY


     Twentieth Century Strategic Asset Allocations, Inc., a member of the Twentieth Century family of funds, is an open-end diversified management investment company. Three series of shares, or "funds," are described in this prospectus, Strategic Allocation: Conservative, Strategic Allocation: Moderate and Strategic Allocation: Aggressive.

     The investment objective of each fund is to provide as high a level of total return (capital appreciation plus dividend and interest income) as is consistent with its risk profile. Each fund seeks to achieve its investment objective by diversifying investments among three asset classes -- equity securities, bonds and cash equivalent instruments, the mix of which will depend on the risk profile of the particular fund. The funds are designed for investors with investment time horizons of at least five years who want to diversify their investments among these various asset classes through a single investment vehicle. There is no assurance that the funds will achieve their investment objectives. See "Investment Policies of the Funds," page 4.

NO-LOAD MUTUAL FUNDS

     Twentieth Century's funds are "no-load" investments, which means there is no sales charge or commission. There are no minimum initial investment requirements. However, if the value of the shares held in any one fund account is less than $2,500 ($1,000 for UGMA/UTMA accounts), you must establish a $50 or greater automatic monthly investment to purchase additional shares in each such account. See "Automatic Monthly Investments," page 16, and "Automatic Redemption of Shares," page 22.
     This prospectus gives you information about Twentieth Century that you should know before investing. You should read this prospectus carefully and retain it for future reference. Additional information is included in the statement of additional information dated February 15, 1996, and filed with the Securities and Exchange Commission. It is incorporated in this prospectus by reference. To obtain a copy without charge, call or write:

     Twentieth Century Strategic Asset Allocations, Inc.
     4500 Main Street o P.O. Box 419200
     Kansas City, MO 64141-6200 o 1-800-345-2021
     Local and international calls: 816-531-5575
     Telecommunications device for the hearing impaired:
     1-800-634-4113 o In Missouri: 816-753-1865

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
             TRANSACTION AND
             OPERATING EXPENSE TABLE ........................    3

             INFORMATION REGARDING THE FUNDS

             INVESTMENT POLICIES OF THE FUNDS ...............    4
             OTHER INVESTMENT PRACTICES, THEIR
                  CHARACTERISTICS AND RISKS .................    7
                  Equity Securities .........................    7
                  Foreign Securities ........................    8
                  Mortgage-Related and Other
                      Asset-Backed Securities ...............    9
                  Forward Currency Exchange Contracts
                      and Options Thereon ...................    9
                  Portfolio Turnover ........................   10
                  Repurchase Agreements .....................   11
                  Futures Contracts .........................   11
                  Derivative Securities .....................   12
                  When-Issued Securities ....................   12
                  Short Sales ...............................   13
                  Rule 144A Securities ......................   13
             PERFORMANCE ADVERTISING ........................   13

             HOW TO INVEST WITH TWENTIETH CENTURY

             TWENTIETH CENTURY FAMILY OF FUNDS ..............   15
             INVESTING IN TWENTIETH CENTURY .................   15
                  By Mail ...................................   15
                  By Telephone ..............................   15
                  By Wire ...................................   15
                  Automatic Monthly Investments .............   16
                  Additional Information About Investments ..   16
                  Tax Identification Number .................   16
                  Certificates ..............................   17
             SPECIAL SHAREHOLDER SERVICES ...................   17
             HOW TO EXCHANGE YOUR INVESTMENT FROM ONE
                  TWENTIETH CENTURY FUND TO ANOTHER .........   17
                  By Telephone ..............................   17
                  By Mail ...................................   18
                  Additional Information About Exchanges ....   18
             HOW TO REDEEM SHARES ...........................   18
                  By Telephone ..............................   19
                  By Mail ...................................   19
                  By Check-A-Month ..........................   19
                  Signature Guarantee .......................   20
             REDEMPTION PROCEEDS ............................   20
                  By Mail ...................................   20
                  By Wire and Electronic Funds Transfer .....   21
                  Special Requirements for Large Redemptions    21
                  Automatic Redemption of Shares ............   22
                  Additional Information About Redemptions ..   22
             TELEPHONE SERVICES .............................   22
                  Investors Line ............................   22
                  Automated Information Line ................   23
             HOW TO CHANGE YOUR ADDRESS OF RECORD ...........   23
             TAX-QUALIFIED RETIREMENT PLANS .................   23
             HOW TO TRANSFER AN INVESTMENT TO A
             TWENTIETH CENTURY RETIREMENT PLAN ..............   23
             HOW TO TRANSFER YOUR SHARES TO ANOTHER PERSON ..   23
             REPORTS TO SHAREHOLDERS ........................   23

             ADDITIONAL INFORMATION YOU SHOULD KNOW

             SHARE PRICE ....................................   25
                  When Share Price Is Determined ............   25
                  How Share Price Is Determined .............   25
                  Where to Find Information About Share Price   26
             DISTRIBUTIONS ..................................   26
                  General Information About Distributions ...   26
             TAXES ..........................................   27
             MANAGEMENT .....................................   28
                  Investment Management .....................   28
                  Code of Ethics ............................   30
                  Transfer and Administrative Services ......   30
             FURTHER INFORMATION ABOUT TWENTIETH CENTURY ....   30

                    TRANSACTION AND OPERATING EXPENSE TABLE
--------------------------------------------------------------------------------


                                         Strategic       Strategic    Strategic
                                        Allocation:     Allocation:  Allocation:
                                       Conservative      Moderate    Aggressive
SHAREHOLDER TRANSACTION EXPENSES:
  Maximum Sales Load Imposed
    on Purchases                           none            none         none
  Maximum Sales Load Imposed on
    Reinvested Dividends                   none            none         none
  Deferred Sales Load                      none            none         none
  Redemption Fee(1)                        none            none         none
  Exchange Fee                             none            none         none

ANNUAL FUND OPERATING EXPENSES
  (AS A PERCENTAGE OF NET ASSETS):
    Management Fees                        1.00%(2)        1.10%(3)     1.20%(4)
    12b-1 Fees                             none            none         none
    Other Expenses(5)                      0.00%           0.00%        0.00%
    Total Fund Operating Expenses          1.00%           1.10%        1.20%

Example
  You would pay the following expenses
  on a $1,000 investment,        1 year    $10             $11          $12
  assuming (1) a 5% annual       3 years    32              35           38
  return and (2) redemption at
  the end of each time period:(6)



     The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in shares of the Twentieth Century funds offered by this prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.
     NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


(1) Redemption proceeds sent by wire transfer are subject to a $10 processing fee.
(2) The fund pays an annual management fee equal to 1.00% of its first $1 billion of average net assets and .90% of average net assets over $1 billion.
(3) The fund pays an annual management fee equal to 1.10% of its first $1 billion of average net assets and 1.00% of average net assets over $1 billion.
(4) The fund pays an annual management fee equal to 1.20% of its first $1 billion of average net assets and 1.10% of average net assets over $1 billion.
(5) Other expenses, the fees and expenses of those directors who are not "interested persons" as defined in the Investment Company Act, are expected to be approximately .00035 of 1% of average net assets for the fund's first fiscal year.
(6) Assumes that the average net assets of the funds remain constant at less than $1 billion.


--------------------------------------------------------------------------------
     NO PERSON IS AUTHORIZED BY TWENTIETH CENTURY TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY TWENTIETH CENTURY, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

                        INFORMATION REGARDING THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT POLICIES OF THE FUNDS


INVESTMENT OBJECTIVES

     Twentieth   Century  offers  three  asset   allocation   funds:   Strategic
Allocation:   Conservative,   Strategic   Allocation:   Moderate  and  Strategic
Allocation: Aggressive.
     Each fund's investment objective is to obtain as high a level of total return (capital appreciation plus dividend and interest income) as is consistent with such fund's risk profile. As with all mutual funds, there can be no assurance that the funds will achieve their investment objectives.

     You should be aware that the names of the funds are intended to reflect the relative short-term price volatility risk among the three asset allocation funds offered in this prospectus and not as an indication of the manager's assessment of the riskiness of the funds as compared to other mutual funds, including other mutual funds within the Twentieth Century family of funds.


The Funds


     The funds pursue a flexible approach that diversifies the funds' assets among various classes and categories of assets. Each fund has its own mix, which gives it a distinct risk profile and return potential. The three funds enable investors to select the level of risk that is appropriate for their particular situations and investment goals. See "Investment Strategy and Asset Diversification" on this page.

     STRATEGIC ALLOCATION: CONSERVATIVE. The asset mix of Strategic Allocation:
Conservative seeks to provide shareholders with regular income through its emphasis on bonds and money market securities, combined with the potential for moderate long-term total return as a result of its stake in equity securities. The fund's emphasis on bonds and money market securities should help to provide a measure of principal protection while the stock market is in a decline.
     STRATEGIC  ALLOCATION:  MODERATE.  The asset mix of  Strategic  Allocation:
Moderate emphasizes investments in equity securities, but maintains a sizable stake in bonds and money market securities. This asset mix seeks to provide long-term growth and some regular income, while helping to moderate losses when the stock market declines.
     STRATEGIC  ALLOCATION:  AGGRESSIVE.  The asset mix of Strategic Allocation:
Aggressive emphasizes investments in equity securities, but maintains a portion of its assets in bonds and money market securities. This asset mix seeks to provide long-term growth, together with a small amount of income to help cushion the volatility of the equity portfolio.


INVESTMENT STRATEGY AND ASSET DIVERSIFICATION

     The funds seek to achieve their investment objectives by pursuing a strategic asset allocation strategy. Each fund will diversify its investments among three major asset classes -- equity securities, bonds and cash equivalent instruments.
     Each fund has its own neutral mix that represents a benchmark as to how that fund's investments will be generally allocated among the major asset classes over the long term. Each fund's neutral mix is set forth below:

                                 NEUTRAL MIXES


                                 Equity                   Cash
     Fund                      Securities     Bonds    Equivalents
     -------------------------------------------------------------
     Strategic Allocation:
     Conservative                  40%         45%         15%
     -------------------------------------------------------------
     Strategic Allocation:
     Moderate                      60%         30%         10%
     -------------------------------------------------------------
     Strategic Allocation:
     Aggressive                    75%         20%         5%
     -------------------------------------------------------------

     The mix of a fund will vary over short-term periods depending on the relative performance of the various asset classes (for example, when one class of assets increases or decreases in value at a different rate than the other classes). In addition, the manager may temporarily emphasize or de-emphasize a class of assets based on market conditions regarding the relative value of the asset class in the near term. However, each fund has operating ranges that restrict the amount by which the assets of each class may fluctuate. Those operating ranges are set forth below:

                                OPERATING RANGES


                                 Equity                   Cash
     Fund                      Securities     Bonds    Equivalents
     -------------------------------------------------------------
     Strategic Allocation:
     Conservative                34-46%      38-52%      10-25%
     -------------------------------------------------------------
     Strategic Allocation:
     Moderate                    50-70%      20-40%       5-20%
     -------------------------------------------------------------
     Strategic Allocation:
     Aggressive                  60-90%       5-20%       0-15%
     -------------------------------------------------------------

     In addition to diversifying among asset classes, the assets in the equity and bond classes are further diversified among investment categories (or sectors) and styles within those classes. See "Investment Approach and Practices," below. The allocation of assets within a fund's operating range and among the different investment categories within each class is designed to provide a diversified portfolio emphasizing total return.

INVESTMENT APPROACH AND PRACTICES

     As described above, each fund's assets are allocated among major asset classes according to their respective asset mix and subject to the applicable operating ranges. Each fund's assets are further diversified among various investment categories and disciplines within the major asset classes, as described below.
     EQUITY SECURITIES. The equity portion of a fund's portfolio may be invested in any type of domestic or foreign equity security, primarily common stocks, that meets certain fundamental and technical standards of selection. The manager will utilize two distinct investment disciplines in managing the equity portion of each fund's portfolio: (1) growth; and (2) value.

     The growth discipline seeks long-term capital appreciation by investing in companies whose earnings and revenue trends meet the manager's standards of selection, which generally means that the companies have demonstrated, or, in the manager's opinion, have the prospects for demonstrating, accelerating earnings and revenues as compared to prior periods and/or industry competitors. The value investment discipline seeks capital growth by investing in equity securities of well-established companies that are believed by the manager to be temporarily undervalued.

     Management believes that both value investing and growth investing provide the potential for appreciation over time. Value investing tends to provide less volatile results. This lower volatility means that the price of value stocks tends not to fall as significantly as growth stocks do in down markets. However, value stocks do not usually appreciate as significantly as growth stocks do in up markets. In keeping with the diversification theme of these funds, and as a result of management's belief that these styles are complementary, both disciplines will be represented to some degree in each portfolio at all times.

     As noted, the value investment discipline tends to be less volatile than the growth style. As a result, Strategic Allocation: Conservative, will generally have a higher proportion of its equity investments in value stocks than the other two funds. Likewise, Strategic Allocation: Aggressive, will generally have a greater proportion of growth stocks than either Strategic
Allocation: Moderate or Strategic Allocation: Conservative.
     In addition, the equity portion of each fund's portfolio will be further diversified among small, medium and large companies. This approach provides investors with an additional level of diversification and enables investors to achieve a broader exposure to the various capitalization ranges without having to invest in multiple funds.
     Although the funds will remain exposed to each of the investment disciplines and categories described above, a particular discipline or investment category may be emphasized when, in the manager's opinion, such discipline or investment category is undervalued relative to the other disciplines or categories. See "Other Investment Practices, Their Characteristics and Risks," page 8.

     BONDS. The fixed income portion of a fund's portfolio will include U.S. Treasury securities, securities issued or guaranteed by the U.S. government or a foreign government, or an agency or instrumentality of the U.S. or a foreign government, and non-convertible debt obligations issued by U.S. or foreign corporations. The funds may also invest in mortgage-related and other asset-backed securities as described under "Mortgage-Related and Other Asset Backed Securities," page 7. As with the equity portion of a fund's portfolio, the bond portion of a fund's portfolio will be diversified among the various types of fixed income investment categories described above. The manager's strategy is to actively manage the portfolio by investing the fund's assets in sectors it believes are undervalued (relative to the other sectors) and which represent better relative long-term investment opportunities.
     The value of fixed income securities fluctuates based on changes in interest rates and in the credit quality of the issuer. Debt securities that comprise part of a fund's fixed income portfolio will primarily be limited to "investment grade" obligations. However, Strategic Allocation: Moderate may invest up to 5% of its assets, and Strategic Allocation: Aggressive may invest up to 10% of its assets, in "high yield" securities. "Investment grade" means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization [for example, at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Corporation ("S&P")], or, if not rated, are of equivalent investment quality as determined by the investment manager. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions and changing circumstances.
     "High yield" securities, sometimes referred to as "junk bonds," are non-convertible debt obligations that are rated below investment grade securities, or are unrated, but with similar credit quality.
     There are no credit or maturity restrictions on the fixed income securities in which the high yield portion of a fund's portfolio may be invested. Debt securities rated lower than Baa by Moody's or BBB by S&P or their equivalent are considered by many to be predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher quality debt securities. Regardless of rating levels, all debt securities considered for purchase by the fund are analyzed by the investment manager to determine, to the extent reasonably possible, that the planned investment is sound, given the investment objective of the fund. (See "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information.)
     Under normal market conditions, the maturities of fixed-income securities in which the funds invest will range from 2 to 30 years.

     CASH EQUIVALENTS. The cash equivalent portion of a fund's portfolio may be invested in high-quality money market instruments (denominated in U.S. dollars or foreign currencies), including U.S. government obligations, obligations of domestic and foreign banks, short-term corporate debt instruments and repurchase agreements.

GENERAL PORTFOLIO MANAGEMENT

     Within each asset class, each fund's holdings will be invested across industry groups and issuers that meet its investment criteria. This diversity of investment is intended to help reduce the risk created by over-concentration in a particular industry or issuer.
     The funds are "strategic" rather than "tactical" allocation funds, which means that the manager does not try to time the market to identify the exact time when a major reallocation should be made. Instead, the manager utilizes a longer-term approach in pursuing the funds' investment objectives, and thus selects a blend of investments in the various asset classes.
     The manager regularly reviews each fund's investments and allocations and may make changes in the particular securities within each asset class or to a fund's asset mix (within the defined operating ranges) to favor investments that it believes will provide the most favorable outlook for achieving a fund's objective. Recommended reallocations may be implemented promptly or may be implemented gradually. In order to minimize the impact of reallocations on a fund's performance, the manager will generally attempt to reallocate assets gradually.
     In determining the allocation of assets among U.S. and foreign capital markets, the manager considers the condition and growth potential of the various economies; the relative valuations of the markets; and social, political, and economic factors that may affect the markets.

     In selecting securities in foreign currencies, the manager considers, among other factors, the impact of foreign exchange rates relative to the U.S. dollar value of such securities. The manager may seek to hedge all or a part of a fund's foreign currency exposure through the use of forward foreign currency contracts or options thereon. See "Forward Currency Exchange Contracts," page 9.

     The funds attempt to diversify across asset classes and investment categories to a greater extent than mutual funds that invest primarily in equity securities or primarily in fixed income securities. However, the funds are designed to fit three general risk profiles and may not provide an appropriately balanced investment plan for all investors.

     The funds' investment objectives, as identified on the front cover of this prospectus, and any other investment policies designated as "fundamental" in this prospectus or in the statement of additional information, cannot be changed without the approval of the shareholders entitled to cast a majority of the outstanding votes of the corporation, as defined by the Investment Company Act. Unless otherwise noted, all other investment policies and practices are nonfundamental and may be changed without shareholder approval.


OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS AND RISKS

EQUITY SECURITIES

     In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents. Other equity securities and equity equivalents include securities that permit the fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.
     Each fund will limit its purchase of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by

Moody's, or if not rated by S&P or Moody's are of equivalent investment quality as determined by the manager. No more than 35% of a fund's assets may be invested in convertible debt securities and other high yield, non-convertible debt securities rated below investment grade. Debt securities rated below the four highest categories are not considered "investment grade" obligations. These securities have speculative characteristics and present more credit risk than investment grade obligations. For a description of the S&P and Moody's ratings categories, see "An Explanation of Fixed Income Securities Ratings," page 5 of the Statement of Additional Information. Equity equivalents may also include securities whose value or return is derived from the value or return of a different security. Depositary receipts are an example of the type of equity equivalent security in which the funds might invest.


FOREIGN SECURITIES


     Each fund may invest in the securities of foreign issuers, including debt securities of foreign governments and their agencies, when these securities meet its standards of selection. Strategic Allocation: Conservative will generally invest between 7 and 17% of its assets in foreign securities; Strategic
Allocation: Moderate will generally invest between 10 and 30% of its assets in foreign securities; and Strategic Allocation: Aggressive will generally invest between 15 and 35% of its assets in foreign securities. With regard to foreign investments by Strategic Allocation: Conservative, the principal activities of such issuers will be located in developed countries. With regard to Strategic
Allocation: Aggressive and Strategic Allocation: Moderate, the principal activities of such issuers may be located in either developed or developing countries, but the majority of the activities will be in developed countries.

     The funds may make such investments either directly in foreign securities or indirectly by purchasing depositary receipts or depositary shares of similar instruments ("depositary receipts") for foreign securities. Depositary receipts are securities that are listed on exchanges or quoted in the domestic over-the-counter markets in one country but represent shares of issuers domiciled in another country. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.
     Subject to its investment objective and policies, each fund may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers and debt securities of foreign governments and their agencies. The credit quality standards applicable to domestic securities purchased by each fund are also applicable to its foreign securities investments.
     Investments in foreign securities may present certain risks, including those resulting from fluctuations in currency exchange rates, future political and economic developments, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers.

     Strategic Allocation: Moderate and Strategic Allocation: Aggressive may invest a portion of their international holdings in securities of issuers in emerging market (developing) countries. Investing in emerging market countries involves significantly higher risk than investing in countries with developed markets as a result of uncertainty regarding the companies and the markets in which they operate. Securities prices can be more volatile than in developed countries as a result of investor concerns regarding the stability of the government, internal economic pressures, and the impact of external economic factors. In addition, securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and in volatility in the price of securities traded on those markets.

Also, securities markets in emerging market countries typically offer less regulatory protection for investors. See "Investing in Emerging Market Countries" on page 7 of the Statement of Additional Information.


MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

     The funds may purchase mortgage-related and other asset-backed securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities).
     Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the funds to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment were purchased at a premium, in the event of prepayment, the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.
     Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government in the case of securities guaranteed by the Government National Mortgage Association (GNMA), or guaranteed by agencies or instrumentalities of the U.S. government in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC), which are supported only by the discretionary authority of the U.S. government to purchase the agency's obligations.
     Mortgage pass-through securities created by nongovernmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers, or the mortgage poolers.
     The funds may also invest in collateralized mortgage obligations (CMOs). CMOs are mortgage-backed securities issued by government agencies; single-purpose, stand-alone financial subsidiaries; trusts established by financial institutions; or similar institutions. The funds may buy CMOs that meet the following criteria:
     o Are collateralized by pools of mortgages in which payment of principal and interest of each mortgage is guaranteed by an agency or instrumentality of the U.S. government;
     o Are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer, and the guarantee is collateralized by U.S. government securities;
     o Are securities in which the proceeds of the issue are invested in mortgage securities and payments of principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

FORWARD CURRENCY EXCHANGE CONTRACTS AND OPTIONS THEREON

     Some of the securities held by the funds may be denominated in foreign currencies. Other securities, such as depositary receipts, may be denominated in U.S. dollars but have a value that is dependent on the performance of a foreign security, as valued in the currency of its home country. As a result, the value of a fund's portfolio may be affected by changes in the exchange rate between foreign currencies and the U.S. dollar, as well as by changes in the market value of the securities themselves. The performance of foreign currencies relative to the dollar may be a factor in a fund's overall performance.


     To protect against adverse movements in exchange rates between currencies, the funds may, for hedging purposes only, enter into forward currency exchange contracts and buy put and call options relating to interest rate futures contracts. A forward currency exchange contract obligates the fund to purchase or sell a specific currency at a future date at a specific price. An option is a contractual right to acquire a financial asset, such as a security, the securities of a market index, a foreign currency or a foreign currency exchange contract, at a specific price at the end of a specified term.
     Each fund may elect to enter into a forward currency exchange contract or an option thereon with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.
     By entering into a forward currency exchange contract or an option thereon with respect to the specific purchase or sale of a security denominated in a foreign currency, the funds can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." Each fund may enter into transaction hedging contracts with respect to all or a substantial portion of its foreign securities trades.
     When the manager believes that a particular currency may decline in value compared to the dollar, the funds may enter into forward currency exchange contracts or options thereon to sell an amount of foreign currency equal to the value of some or all of a fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." A fund may not enter into a portfolio hedging transaction where the fund would be obligated to deliver an amount of foreign currency in excess of the aggregate value of the fund's portfolio securities or other assets denominated in, or whose value is tied to, that currency.


     The funds will make use of portfolio hedging to the extent deemed appropriate by the manager. However, it is anticipated that the funds will enter into portfolio hedges much less frequently than transaction hedges.


     If a fund enters into a forward currency exchange contract or an option thereon, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. For options sold, a fund will segregate cash or liquid high-grade securities equal to the value of the securities underlying the options unless the options are otherwise secured. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 10% of a fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.


     Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to protect the funds against adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive change in the relationship between the foreign currency and the U.S.
dollar.

PORTFOLIO TURNOVER

     Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to a fund's objectives. Management believes that the rate of portfolio turnover is irrelevant when it believes a change is in order to achieve those objectives and, accordingly, the annual portfolio turnover rate cannot be accurately predicted.
     The portfolio turnover of the funds may be higher than other investment companies with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the funds pay directly. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by a fund since short-term capital gains are taxable as ordinary income.


     The manager estimates, pursuant to SEC requirements, that the rate of portfolio turnover will, generally, not exceed 150% per year.


REPURCHASE AGREEMENTS

     Each fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the fund's investment policies.
     A repurchase agreement occurs when a fund purchases an interest-bearing obligation from a bank or broker-dealer registered under the Securities Exchange Act of 1934 and simultaneously agrees to sell it back on a specified date in the future (usually less than one week later) at a higher price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security and is considered by the staff of the Securities and Exchange Commission to be a loan by the fund.
     A fund's risk in connection with repurchase agreements is the ability of the seller to pay the repurchase price on the repurchase date. If the seller defaults, the fund may incur costs, delays or losses. Management monitors the creditworthiness of sellers.
     The funds will enter into repurchase agreements only with those commercial banks and broker-dealers whose creditworthiness has been reviewed and found satisfactory by the funds' management pursuant to criteria adopted by the funds' board of directors.



FUTURES CONTRACTS

     Each fund may enter into domestic and foreign futures contracts. A futures contract is an agreement to take or make delivery of a financial asset at a specific price at the end of the contract period. Some futures contracts, such as market index futures, require settlement in cash based on the difference between the value of the underlying financial assets at the beginning and at the end of the contract period. Rather than actually purchasing the specific financial assets, or the securities of a market index, the manager may purchase a futures contract, which reflects the value of such underlying securities. For example, S&P 500 futures reflect the value of the underlying companies that comprise the S&P 500 Composite Stock Price Index. If the aggregate market value of the underlying index securities increases or decreases during the contract period, the value of the S&P 500 futures can be expected to reflect such increase or decrease. The manager may use index futures to efficiently expose to the equity markets a portion of a fund's assets that is being held for future investment opportunities.
     When a fund enters into a futures contract, it must make a deposit of cash or high-quality debt securities, known as "initial margin," as partial security for its performance under the contract. As the value of the underlying financial assets fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. Assets set aside by a fund as initial or variable margin may not be disposed of so long as the fund maintains the contract.



     The funds may not purchase leveraged futures. A fund will deposit in a segregated account with its custodian bank cash or high-quality debt securities in an amount equal to the fluctuating market value of the index contracts it has purchased, less any margin deposited on its position. The funds will only invest in exchange-traded futures.

DERIVATIVE SECURITIES

     To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as "derivative" securities. Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as "index/structured" securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts or S&P 500 futures), currencies, interest rates, indices or other financial indicators ("reference indices").
     Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.
     There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.
     No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the S&P 500 Index would be a permissible investment since each of the funds may invest in the securities of companies comprising the S&P 500 Index (assuming they otherwise meet the other requirements for the fund), while a security whose underlying value is linked to the price of oil would not be a permissible investment since the funds may not invest in oil and gas leases or futures.
     The return of a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.


     There are a range of risks associated with derivative investments, including:
     o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio manager anticipates;
     o the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;
     o the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and
     o the risk that the counterparty will fail to perform its obligations.



     The board of directors has approved the manager's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The manager will report on fund activity in derivative securities to the board of directors as necessary. In addition, the board will review the manager's policy for investments in derivative securities annually.

WHEN-ISSUED SECURITIES

     Each fund may purchase new issues of securities on a when-issued basis without limit when, in the opinion of the manager, such purchases will further the investment objectives of such fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in
                                       12
a loss to the fund. A separate account consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

SHORT SALES

     Each fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow a fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.
     A fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code.

144A SECURITIES

     The funds may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet Twentieth Century's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional buyers rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.
     With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the board of directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the board of directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the board of directors of Twentieth Century has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.
     Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, Twentieth Century will consider appropriate remedies to minimize the effect on such fund's liquidity. No fund may invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).

PERFORMANCE ADVERTISING

     From time to time, Twentieth Century may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return.


     Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.
     A quotation of yield reflects a fund's income over a stated period of time, expressed as a percentage of the fund's share price.
     Yield is calculated by adding over a 30-day (or one month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.
     Yields are calculated according to accounting methods that are standardized in accordance with SEC rules for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, a fund's yield may not equal the income paid on your shares or the income reported in the fund's financial statements.
     Each fund also may include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices (such as those prepared by Dow Jones & Co., Inc. Standard & Poor's Corporation, Shearson Lehman Brothers, Inc., J. P. Morgan & Company, Inc., Salomon Brothers, Inc., Morgan Stanley Capital International, Donoghue's Money Fund Average, the Bank Rate Monitor National Index of 2 1/2-year CD rates, IFC Global Composite Index), and to composite indices consisting of two or more of the above to more accurately reflect fund holdings, and to data prepared by Lipper Analytical Services, Inc. or Morningstar, Inc., and to the Consumer Price Index. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, Pensions and Investments, U.S.A. Today, and other similar publications or services. In addition to performance information, general information about the funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders. It may also be combined or blended with other funds in the Twentieth Century family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.


     All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

                      HOW TO INVEST WITH TWENTIETH CENTURY
--------------------------------------------------------------------------------

TWENTIETH CENTURY FAMILY OF FUNDS

     In addition to the funds offered by this prospectus, the Twentieth Century family of funds also includes funds offered by Twentieth Century Investors, Inc., Twentieth Century World Investors, Inc., Twentieth Century Capital Portfolios, Inc. and Twentieth Century Premium Reserves, Inc. Please call the Investors Line for a prospectus and additional information about the other funds in the Twentieth Century family of funds.
     The Twentieth Century family of mutual funds also now includes the funds offered by The Benham Group as a result of the acquisition of Benham Management Corporation, the investment manager of The Benham Group, by Twentieth Century Companies, Inc. The Benham Group offers several funds with investment objectives similar to funds within the Twentieth Century family, but with different fee structures. You also may wish to consider the funds of The Benham Group for your investment needs. For a prospectus and more information about those funds, please call 1-800-331-8331.

INVESTING IN TWENTIETH CENTURY

     You may make an initial investment in a fund in any amount you choose. SUBSEQUENT INVESTMENTS TO PURCHASE ADDITIONAL SHARES IN ANY ONE FUND ACCOUNT MUST BE IN AN AMOUNT OF NOT LESS THAN $50.*
     While there is no minimum investment requirement, if you have one or more accounts with a share value of less than $2,500 ($1,000 for Uniform Gifts/Transfers to Minors Acts ["UGMA/UTMA"] accounts), you must establish an automatic monthly investment to purchase additional shares in each such fund account in an amount of $50 or more.** See "Automatic Monthly Investments," page 16, and "Automatic Redemption of Shares," page 22.
     *THIS REQUIREMENT DOES NOT APPLY TO 403(B) ACCOUNTS AND OTHER TYPES OF TAX-DEFERRED RETIREMENT PLAN ACCOUNTS.
   **THIS REQUIREMENT DOES NOT APPLY TO INDIVIDUAL RETIREMENT ACCOUNTS, 403(B) ACCOUNTS AND OTHER TYPES OF TAX-DEFERRED RETIREMENT PLAN ACCOUNTS.
     You may invest in the following ways:

BY MAIL

     Send your application and check or money order to Twentieth Century. Checks must be payable in U.S. dollars.
     WHEN MAKING SUBSEQUENT INVESTMENTS, ENCLOSE YOUR CHECK WITH THE RETURN REMITTANCE PORTION OF THE CONFIRMATION OF YOUR PREVIOUS INVESTMENT. If the remittance slip is not available, indicate your name, address and account number on your check or a separate piece of paper.
     Orders to purchase shares are effective on the day Twentieth Century receives your check or money order. See "When Share Price is Determined," page 25.

BY TELEPHONE

     Once your account is open, you may make investments by telephone if you have elected the service authorizing Twentieth Century to draw on your bank account by electronic draft when you call with instructions. Investments made by phone are effective at the time of your call. See "When Share Price Is Determined," page 25.

BY WIRE

     You may make your initial or subsequent investments in Twentieth Century by wiring funds. To do so:
     (1) Instruct your bank to wire funds to the Boatmen's First National Bank of Kansas City, Missouri (ABA routing number 101000035).

     (2) BE SURE TO SPECIFY ON THE WIRE:
         (A)  TWENTIETH CENTURY STRATEGIC PORTFOLIOS, INC.
         (B)  THE FUND YOU ARE BUYING AND ACCOUNT NUMBER.
         (C)  YOUR NAME.
         (D)  YOUR CITY AND STATE.
         (E)  YOUR TAXPAYER IDENTIFICATION NUMBER.

     Wired funds are considered received on the day they are deposited in Twentieth Century's account if they are deposited before the close of business on the New York Stock Exchange, usually 3 p.m. Central time. See "When Share Price Is Determined," page 25.

AUTOMATIC MONTHLY INVESTMENTS

     Once your account is open, you may make investments automatically by electing the service authorizing Twentieth Century to draw on your bank account regularly by a preauthorized electronic draft. SUCH INVESTMENTS MUST BE IN AMOUNTS OF NOT LESS THAN $50. You should inquire at your bank whether it will honor a pre-authorized check or electronic debit. Contact Twentieth Century if your bank requires additional documentation.
     You may change the date or amount of your monthly investment at any time by calling or writing to Twentieth Century at least five business days before the change is to become effective.

ADDITIONAL INFORMATION ABOUT INVESTMENTS

     TWENTIETH CENTURY CANNOT ACCEPT INVESTMENTS SPECIFYING A CERTAIN PRICE, DATE OR NUMBER OF SHARES AND WILL RETURN THESE INVESTMENTS.
     Once you have mailed or otherwise transmitted your investment instructions to Twentieth Century, it may not be modified or canceled.
     The funds reserve the right to suspend the offering of shares for a period of time, and they reserve the right to reject any specific purchase order, including purchases by exchange. Additionally, purchases may be refused if, in the opinion of the manager, they are of a size that would disrupt the management of the fund.
     Twentieth Century intends, upon 60 days' prior notice, to involuntarily redeem shares in any account that does not meet any required minimum share value or automatic monthly investment applicable to such account. Twentieth Century reserves the right to change such requirements from time to time or waive it in whole or in part for certain classes of investors. See "Automatic Monthly Investments," on this page, and "Automatic Redemption of Shares," page 22.
     Transactions in shares of the fund may be executed by brokers or investment advisers who charge a fee for their services. You should be aware of the fact that these transactions may be made directly with Twentieth Century without incurring such fees.

TAX IDENTIFICATION NUMBER

     You must furnish Twentieth Century with your tax identification number and state whether or not you are subject to withholding for prior under-reporting, certified under penalties of perjury as prescribed by the Internal Revenue Code and Regulations. Unless previously furnished, an investment received without such certification will be returned. Instructions to exchange or transfer shares held in an established account will be refused unless the certification has been provided, and redemption of such shares will be subject to federal tax withholding at the rate of 31%. In addition, redemption proceeds will be reduced by $50 to reimburse Twentieth Century for the penalty that the IRS will impose on the company for failure to report your tax identification number on information reports. Please avoid these penalties by correctly furnishing your tax identification number.

CERTIFICATES

     At your written request, Twentieth Century will issue negotiable stock certificates. Unless your shares are purchased with wired funds, a certificate will not be issued until 15 days have elapsed from the time of purchase, or Twentieth Century has satisfactory proof of payment, such as a copy of your canceled check.

SPECIAL SHAREHOLDER SERVICES

     You may establish one or more special services, which are designed to provide an easy way to do business with Twentieth Century. By electing these services on your application or by completing the appropriate forms, you may authorize:
     o  Investments by phone.
     o  Automatic Monthly Investments.
     o  Exchanges and redemptions by phone.
     o  Exchanges  and  redemptions  in  writing  signed by only one  registered owner.
     o  Redemptions without a signature guarantee.
     o  Transmission  of  redemption   proceeds  by  wire  or  electronic  funds
        transfer.
     An election to establish any of the above services, except Automatic Monthly Investments, also will apply to all existing or future accounts in the Twentieth Century family of funds, listed under the same Social Security number or employer identification number.
     With regard to the service that enables you to exchange and redeem by phone or in writing signed by only one registered owner and with respect to redemptions without a signature guarantee, Twentieth Century, its transfer agent and investment adviser will not be responsible for any loss for instructions that they reasonably believe are genuine. Twentieth Century intends to employ reasonable procedures to confirm that instructions received by Twentieth Century for your account in fact are genuine. Such procedures will include requiring personal information to verify the identity of callers, providing written confirmations of transactions, and recording telephone calls. If Twentieth Century does not employ reasonable procedures to confirm the genuineness of instructions, then Twentieth Century may be liable for losses due to unauthorized or fraudulent instructions.

HOW TO EXCHANGE YOUR INVESTMENT FROM ONE TWENTIETH CENTURY FUND TO ANOTHER

     Subject to any applicable minimum initial investment requirements, you may exchange your fund shares to shares of any of the other funds (except Giftrust Investors) in the Twentieth Century family of funds. Please call the Investors Line for a prospectus and additional information about the other funds in the Twentieth Century family of funds.
     Except as noted below, exchanges from any one fund account are limited to four times in any one calendar year. In addition, the shares being exchanged and the shares of each fund being acquired must have a current value of at least $500 and otherwise meet the minimum investment requirement, if any, of the fund being acquired. If you would like to exchange your shares, please call the Investors Line for a prospectus and additional information about the other funds in the Twentieth Century family of funds. See "Additional Information About Exchanges," page 18.
     Shares of the funds may be received in exchange for shares of any series issued by the other members of the Twentieth Century family of mutual funds.
     THE EXCHANGE PRIVILEGE IS NOT DESIGNED TO AFFORD SHAREHOLDERS A WAY TO PLAY SHORT-TERM SWINGS IN THE MARKET. TWENTIETH CENTURY IS NOT SUITABLE FOR THAT PURPOSE.

BY TELEPHONE

     You may exchange your shares by phone if you have authorized Twentieth Century to accept telephone instructions. Before calling, read "Additional Information About Exchanges," below.

BY MAIL

     You may direct Twentieth Century in writing to exchange your shares.
     If you have authorized Twentieth Century to accept written instructions from any one registered owner, and if the shares are owned by two or more persons, only one signature is required on your written exchange request. Otherwise, the request should be signed by each person in whose name the shares are registered. All signatures should be exactly as the name appears in the registration; for example, if an owner's name is registered as John Robert Jones, he should sign that way and not as John R. Jones.
     Before writing, read "Additional Information About Exchanges," below.

ADDITIONAL INFORMATION ABOUT EXCHANGES

     (1) IN AN EXCHANGE OF SHARES FROM ONE FUND ACCOUNT TO SHARES OF ANOTHER FUND ACCOUNT, THE SHARES BEING SOLD AND THE NEW SHARES BEING PURCHASED MUST HAVE A CURRENT VALUE OF AT LEAST $500, AND YOU MUST MEET ANY INVESTMENT MINIMUM IMPOSED BY THE FUND BEING ACQUIRED.
     (2) CONVERSIONS FROM ANY ONE FUND ACCOUNT ARE LIMITED TO FOUR TIMES IN ANY ONE CALENDAR YEAR except for the exchange of shares pursuant to an automatic monthly exchange. [This limitation does not apply to shares held in 403(b) accounts, certain pooled accounts owned by institutional investors, and time-phased redemptions of shares with a value in excess of $250,000.]
     (3) The shares being acquired must be qualified for sale in your state of residence.
     (4) If the shares are represented by a negotiable stock certificate, the certificate must be returned before the exchange can be effected.
     (5) ONCE YOU HAVE TELEPHONED OR MAILED YOUR EXCHANGE REQUEST, IT IS IRREVOCABLE AND MAY NOT BE MODIFIED OR CANCELED.
     (6) If, in any 90-day period, the total of your exchanges and your redemptions from any one account exceeds the lesser of $250,000 or 1% of the fund's assets, further exchanges will be subject to special requirements to comply with Twentieth Century's policy on large redemptions. See "Special Requirements for Large Redemptions," page 21.
     (7) For purposes of processing exchanges, the value of the shares surrendered and the value of the shares acquired are the net asset values of such shares next computed after receipt of your exchange order.
     (8) Shares MAY NOT be exchanged unless you have furnished Twentieth Century with your tax identification number, certified as prescribed by the Internal Revenue Code and Regulations. See "Tax Identification
         Number," page 16.
     (9) Exchange of shares is, for federal income tax purposes, a sale of the shares on which you may realize a taxable gain or loss.
     (10)If the request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, Twentieth Century will require evidence satisfactory to it of the authority of the individual signing the request.

HOW TO REDEEM SHARES

     Twentieth Century will redeem or "buy back" your shares at any time at the net asset value next determined after receipt of a redemption request in good order. Before redeeming, please read "Special Requirements for Large Redemptions," page 21, "Additional Information About Redemptions," page 22 and "When Share Price Is Determined," page 25.
     Your redemption proceeds may be delayed if you have owned your shares less than 15 days. See "Redemption Proceeds," page 20.

     ALL REQUESTS TO REDEEM SHARES MADE WITHIN 30 DAYS OF OUR RECEIPT OF AN ADDRESS CHANGE (INCLUDING REQUESTS TO REDEEM THAT ACCOMPANY AN ADDRESS CHANGE), WHICH ARE TO BE PAID BY CHECK, MUST BE IN WRITING. ADDITIONALLY, THE REQUEST MUST BE SIGNED BY EACH PERSON IN WHOSE NAME THE SHARES ARE OWNED, AND ALL SIGNATURES MUST BE GUARANTEED. See "Signature Guarantee," page 20 and "How to Change Your Address of Record," page 23.

BY TELEPHONE

     If you have authorized Twentieth Century to accept telephone instructions, you may redeem your shares by telephone. ONCE MADE, YOUR TELEPHONE REQUEST MAY NOT BE MODIFIED OR CANCELED.
     If you call before the close of the New York Stock Exchange ("NYSE" or the "Exchange"), usually 3 p.m. Central time, you will receive that day's closing price.
     Before calling, read "Additional Information About Redemptions," page 22.

BY MAIL

     Your written instructions to redeem shares may be in any one of the following forms:
     o   A redemption form, available from Twentieth Century.
     o   A letter to Twentieth Century.
     o   An assignment form or stock power.
     o An endorsement on the back of your negotiable stock certificate, if you have one.
     ONCE MAILED TO TWENTIETH CENTURY, THE REDEMPTION REQUEST IS IRREVOCABLE AND MAY NOT BE MODIFIED OR CANCELED.
     If you have authorized Twentieth Century to accept written instructions from any one registered owner without a signature guarantee, only one signature is required on your written redemption request and it need not be guaranteed.
     If you have not elected this special service, all signatures must be guaranteed. See "Signature Guarantee," page 20. The request must be signed by each person in whose name the shares are registered; for example, in the case of joint ownership, each owner must sign.
     All signatures should be exactly as the name appears in the registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.
     Before writing, see "Additional Information About Redemptions," page 22.

BY CHECK-A-MONTH

     Twentieth Century's Check-A-Month plan automatically redeems enough shares each month to provide you with a check for a minimum of $25. To set up a Check-A-Month plan, call Twentieth Century for instructions.
     Shares will be redeemed on the 20th day of each month or the next business day, and your check will be mailed the next day. If your monthly checks exceed the dividends, interest and capital appreciation on your shares, the payments will deplete your investment.
     Amounts paid to you by Check-A-Month are not a return on your investment. They are derived from the redemption of shares in your account, and you must report on your income tax return gains or losses that you realize.
     You may specify a Check-A-Month when you make your first investment. If you order a Check-A-Month thereafter, then, as in any redemption, the request for a Check-A-Month or any increase in amount must be signed by all owners with their signatures guaranteed unless Twentieth Century has been authorized to accept instructions from any one owner, by telephone or in writing, without a signature guarantee.
     You may request that the Check-A-Month be sent to an address other than the address of record at the time of your first investment. Thereafter, a request to send a Check-A-Month to an address other than the address of record must be signed by all owners, with their signatures guaranteed.

     Twentieth Century may terminate the Check-A-Month at any time, upon notice to you, and you likewise may terminate it or change the amount of the Check-A-Month by notice to Twentieth Century in writing or by telephone. Termination or change will become effective within five business days following receipt of your instruction.
     Your Check-A-Month plan may begin anytime after you have owned your shares for 15 days.

SIGNATURE GUARANTEE

     When a signature guarantee is required, each signature MUST be guaranteed by a domestic bank or trust company, credit union, broker, dealer, national securities exchange registered securities association, clearing agency or savings association as defined by federal law. The institution providing the guarantee must use a signature guarantee ink stamp or medallion that states "Signature(s) Guaranteed" and be signed in the name of the guarantor by an authorized person with that person's title and the date. Twentieth Century may reject a signature guarantee if the guarantor is not a member of or participant in a signature guarantee program.
     Shareholders living abroad may acknowledge their signatures before a U.S. consular officer. Military personnel in foreign countries may acknowledge their signatures before officers authorized to take acknowledgments; e.g., legal officers and adjutants.
     Twentieth Century may waive the signature guarantee on a redemption of $5,000 or less if it is able to verify the signatures of all registered owners from its account records. Twentieth Century reserves the right to amend or discontinue this waiver policy at any time and, with regard to a particular redemption transaction, to require a signature guarantee at its discretion.

REDEMPTION PROCEEDS

     Redemption proceeds may be sent to you:

BY MAIL

     If your redemption check is mailed, it is usually mailed on the second business day after receipt of your redemption request, but not later than seven days afterwards. If a redemption is requested shortly after a recent purchase made by check or electronic draft, Twentieth Century will process the redemption, but may hold the redemption proceeds beyond seven days until your purchase funds have cleared, which may take up to 15 days or more.
     No interest is paid on the redemption proceeds after the redemption is processed but before your redemption check is mailed. IF YOU ANTICIPATE REDEMPTIONS SOON AFTER YOU PURCHASE YOUR SHARES, YOU ARE ADVISED TO WIRE FUNDS TO AVOID DELAY.
     Except for a direct transfer of proceeds from an IRA or 403(b) to a custodian of another IRA or 403(b), and as noted below, all checks will be made payable to the registered owner of the shares and will be mailed only to the ADDRESS OF RECORD.
     If you would like a redemption check made payable to someone other than the registered owner of the shares and/or mailed to an address other than the address of record, your request to redeem must (1) be made in writing; (2) include an instruction to make the check payable to someone other than the registered owner of the shares and/or mail it to an address other than the address of record; and (3) be signed by all registered owners with their signatures guaranteed. See "Signature Guarantee," on this page. Redemptions from UGMA/UTMA accounts and from certain types of retirement accounts, such as IRA, 403(b) and qualified retirement plan accounts, will not be eligible for this special service. If you would like to use this special service but are not certain that a redemption from your account is eligible, please call Twentieth Century prior to submitting your request. See "Telephone Services," page 22.

BY WIRE AND ELECTRONIC FUNDS TRANSFER

     You may authorize Twentieth Century to transmit redemption proceeds by wire or electronic funds transfer. These services will be effective 30 days after Twentieth Century receives the authorization.
     Proceeds from the redemption of shares will normally be transmitted on the first business day, but not later than the seventh day, following the redemption.
     Your bank usually will receive wired funds the day they are transmitted or the next day. Electronically transferred funds will ordinarily be received within one to seven days after transmission. Once the funds are transmitted, the time of receipt and the availability of the funds are not within Twentieth Century's control. Wired funds are subject to a charge of $10 to cover bank wire charges, which is deducted from redemption proceeds.
     If your bank account changes, you must send a new "voided" check, preprinted with your bank registration, with written instructions, including tax identification number. The change will be effective 30 days after receipt by Twentieth Century.
     Redemption proceeds will be transmitted by wire or electronic funds transfer only after Twentieth Century is satisfied that checks or electronic drafts that paid for the shares have cleared, i.e., after 15 days have elapsed from the time of purchase, or you have furnished Twentieth Century with satisfactory proof that the purchase funds have cleared. If a purchase were made by check, for example, a copy of the canceled check would be satisfactory proof. No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are transmitted. IF YOU ANTICIPATE REDEMPTIONS WITHIN 15 DAYS AFTER YOU PURCHASE SHARES, YOU ARE ADVISED TO WIRE FUNDS TO PAY FOR YOUR PURCHASES TO AVOID DELAY.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

     Twentieth Century has elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates each fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although redemptions in excess of this limitation will also normally be paid in cash, Twentieth Century reserves the right to honor these redemptions by making payment in whole or in part in readily marketable securities (a "redemption-in-kind"). If payment is made in securities, the securities will be selected by the fund, will be valued in the same manner as they are in computing the fund's net asset value and will be provided to you in lieu of cash without prior notice.
     If you expect to make a large redemption and would like to avoid any possibility of being paid in securities, you may do so by providing Twentieth Century with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. Receipt of your instruction 15 days prior to the transaction provides a fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimizes the effect of the redemption on the fund and its remaining shareholders.
     Despite its right to redeem fund shares through a redemption-in-kind, Twentieth Century does not expect to exercise this option unless a fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, Twentieth Century expects redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

AUTOMATIC REDEMPTION OF SHARES

     Whenever the shares held in an account have a value of less than $2,500 ($1,000 for UGMA/UTMA accounts), a notification will be sent advising you of the need to either make an investment to bring the value of the shares held in the account up to $2,500 ($1,000) or to establish a $50 or more automatic monthly investment to purchase additional shares. If the investment is not made or the automatic monthly investment is not established within 60 days from the date of notification, the shares held in the account will be redeemed and the proceeds from the redemption will be sent by check to your address of record.
     The automatic redemption of shares will not apply to Individual Retirement Accounts, 403(b) accounts and other types of tax-deferred retirement plan accounts. In addition, Twentieth Century reserves the right to modify its policy regarding the automatic redemption of shares, or to waive such policy in whole or in part for certain classes of investors.

ADDITIONAL INFORMATION ABOUT REDEMPTIONS

     If you experience difficulty in making a telephone redemption during periods of drastic economic or market changes, your redemption request may be made by regular or express mail. It will be implemented at the net asset value next determined after your request has been received by Twentieth Century in good order. Twentieth Century reserves the right to revise or terminate the telephone redemption privilege at any time.
     REDEMPTIONS SPECIFYING A CERTAIN DATE OR PRICE CANNOT BE ACCEPTED AND WILL BE RETURNED.
     If the shares are represented by a negotiable stock certificate, the certificate must be returned before the redemption can be effected.
     ALL REDEMPTIONS ARE MADE AND THE PRICE IS DETERMINED ON THE DAY WHEN ALL DOCUMENTATION, PROPERLY COMPLETED, IS RECEIVED BY TWENTIETH CENTURY. See "When Share Price Is Determined," page 25.
     If the request to redeem is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, Twentieth Century will require evidence satisfactory to it of the authority of the individual signing the request. Please call or write Twentieth Century for further information.
     A request to redeem shares in an IRA or 403(b) plan must be accompanied by an IRS Form W4-P and a reason for withdrawal as specified by the IRS.

TELEPHONE SERVICES

INVESTORS LINE

     You may reach a Twentieth Century Customer Service Representative by calling our Investors Line at 1-800-345-2021. On our Investors Line, you may request information about our funds and a current prospectus, speak with a Customer Service Representative about your account, or get answers to any questions that you may have about the funds and the services we offer. In addition, if you have authorized telephone transactions in your account, you may have a Customer Service Representative help you with investment, exchange and redemption transactions.
     UNUSUAL STOCK MARKET CONDITIONS HAVE IN THE PAST RESULTED IN AN INCREASE IN THE NUMBER OF SHAREHOLDER TELEPHONE CALLS. IF YOU EXPERIENCE DIFFICULTY IN REACHING TWENTIETH CENTURY ON THE INVESTORS LINE DURING SUCH PERIODS, YOU SHOULD CONSIDER SENDING YOUR TRANSACTION INSTRUCTIONS BY MAIL, EXPRESS MAIL OR COURIER SERVICE OR USING OUR AUTOMATED INFORMATION LINE, IF YOU HAVE REQUESTED AND RECEIVED AN ACCESS CODE AND ARE NOT ATTEMPTING TO REDEEM SHARES.

AUTOMATED INFORMATION LINE

     In addition to reaching us on our Investors Line, you may also reach us by telephone on our Automated Information Line, 24 hours a day, seven days a week, at 1-800-345-8765. By calling the Automated Information Line, you may listen to fund prices, yields and total return figures. You may also obtain an access code that will allow you to use the Automated Information Line to make investment and exchange transactions in your accounts and obtain your share balance, value and most recent transaction. Redemption transactions cannot be made on the Automated Information Line. Please call our Investors Line at 1-800-345-2021 for more information on how to obtain an access code for our Automated Information Line.

HOW TO CHANGE YOUR ADDRESS OF RECORD

     You may notify Twentieth Century of changes in your address of record either by writing us or calling our Investors Line. Because your address of record impacts every piece of information we send to you, you are urged to notify us promptly of any change of address. TO PROTECT YOU AND TWENTIETH CENTURY, ALL REQUESTS TO REDEEM SHARES MADE WITHIN 30 DAYS OF OUR RECEIPT OF AN ADDRESS CHANGE (INCLUDING REQUESTS TO REDEEM THAT ACCOMPANY AN ADDRESS CHANGE), WHICH ARE TO BE PAID BY CHECK, MUST BE MADE IN WRITING, SIGNED BY EACH PERSON IN WHOSE NAME THE SHARES ARE OWNED, AND ALL SIGNATURES MUST BE GUARANTEED. See "Signature Guarantee," page 20.

TAX-QUALIFIED RETIREMENT PLANS

     Each fund is available for your tax-deferred retirement plan. Call or write Twentieth Century and request the appropriate forms for:
     o   Individual Retirement Accounts (IRAs).
     o 403(b) plans for employees of public school systems and non-profit organizations.
     o Profit sharing plans and pension plans for corporations and other employers.

HOW TO TRANSFER AN INVESTMENT TO A TWENTIETH CENTURY RETIREMENT PLAN

     It's easy to transfer your tax-deferred plan to Twentieth Century from another company or custodian. Call or write Twentieth Century for a request to transfer form.
     If you direct Twentieth Century to transfer funds from an existing non-retirement Twentieth Century account into a retirement account, the shares in your non-retirement account will be redeemed. The redemption proceeds will be invested in your Twentieth Century IRA or other tax-qualified retirement plan. The redemption is a taxable event resulting in a taxable gain or loss.

HOW TO TRANSFER YOUR SHARES TO ANOTHER PERSON

     You may transfer ownership of your shares to another person or organization by sending written instructions to Twentieth Century, SIGNED BY ALL OWNERS AND WITH SIGNATURES GUARANTEED AS DESCRIBED UNDER "SIGNATURE GUARANTEE," PAGE 20. IF THE SHARES ARE REPRESENTED BY A NEGOTIABLE STOCK CERTIFICATE, THE CERTIFICATE MUST BE RETURNED WITH YOUR TRANSFER INSTRUCTIONS.

REPORTS TO SHAREHOLDERS

     At the end of each quarter, Twentieth Century will send you a consolidated statement that summarizes all of your Twentieth Century holdings. At the same time, you will also receive an individual statement for each Twentieth Century fund you own with complete year-to-date information on activity in your account. You may at any time also request a statement of your account activity be sent to you.
     With the exception of the automatic transactions noted below, each time you invest, redeem, transfer or exchange shares, Twentieth Century will send you a confirmation of the transaction. Automatic monthly investment purchases and 403(b) purchases (other than transfers), exchanges made in a Exchange-A-Month program, purchases made by direct deposit and transfers made in a Transfer-A-Month program, will be confirmed on your next consolidated quarterly statement. Please carefully review all information in your confirmation or consolidated statement relating to transactions to ensure that your instructions have been acted on properly. If you believe we have processed a transaction you requested incorrectly, please notify us as soon as possible. If you fail to notify us of an error with reasonable promptness, i.e., within 30 days of the date of your nonautomatic transactions (or within 30 days of the date of your consolidated quarterly statement in the case of the automatic transactions noted above) we will deem you to have ratified the transaction.
     No later than January 31 of each year, Twentieth Century will send you the following reports, which you may use in completing your U.S. income tax return:

     Form 1099-DIV Reports taxable distributions during the preceding year. (If you did not receive taxable distributions in the previous
                   year, you will not receive a 1099-DIV.)
     Form 1099-B   Reports proceeds paid on redemptions during the preceding
                   year.
     Form 1099-R   Reports distributions from IRAs and 403(b) plans during the preceding year.

     At such time as prescribed by law, Twentieth Century will send you a Form 5498, which reports contributions to your IRA for the previous calendar year.


     In January of each year, Twentieth Century will send you an annual report that includes audited financial statements for the fiscal year ending the preceding November 30 and a list of securities in its portfolio on that date. In July of each year, Twentieth Century will send you a semiannual report that includes unaudited financial statements for the six months ending the preceding May 31, as well as a list of securities in its portfolio on that date. Twentieth Century does not publish interim lists of portfolio securities.
     Twentieth Century usually will prepare a new prospectus on April 1 of each year. If not sent before, you will receive a current prospectus with the confirmation of your first investment after that date.


     IT IS IMPORTANT THAT YOU NOTIFY TWENTIETH CENTURY PROMPTLY OF ANY CHANGE OF ADDRESS. See "How to Change Your Address of Record," page 23.

                     ADDITIONAL INFORMATION YOU SHOULD KNOW
--------------------------------------------------------------------------------

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

     The price of your shares is their net asset value next determined after receipt of your instruction to purchase, exchange or redeem. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. Net asset value is determined on each day that the NYSE is open.
     Investments and requests to redeem shares will receive the share price next determined after receipt by Twentieth Century of the investment or redemption request. For example, investments and requests to redeem shares received by Twentieth Century before the close of business on the NYSE are effective on, and will receive the price determined, that day as of the close of the Exchange. Redemption requests received thereafter are effective on, and receive the price determined, as of the close of the Exchange on the next day the Exchange is open.
     Investments are considered received only when your check or wired funds are received by Twentieth Century. Wired funds are considered received on the day they are deposited in Twentieth Century's bank account if they are deposited before the close of business on the Exchange, usually 3 p.m. Central time.
     Investments by telephone pursuant to your prior authorization to Twentieth Century to draw on your bank account are considered received at the time of your telephone call.
     Investment and transaction instructions received by Twentieth Century on any business day by mail at its office prior to the close of business on the Exchange, usually 3 p.m. Central time, will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

HOW SHARE PRICE IS DETERMINED

     The valuation of assets for determining net asset value may be summarized as follows:
     Portfolio securities of each fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked price is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the board of directors.
     Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the board of directors.
     Pursuant to a determination by Twentieth Century's board of directors that such value represents fair value, debt securities with maturities of 60 days or less are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.
     The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the NYSE, usually 3 p.m. Central time, if that is earlier. That value is then converted to dollars at the prevailing foreign exchange rate.

     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the NYSE is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined, which was likely to materially change the net asset value, then that security would be valued at fair value as determined by the board of directors. Trading of these securities in foreign markets may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the Exchange is not open and on which a fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of a fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

     The net asset values of the funds will be published in leading newspapers daily upon meeting the minimum fund size and number of shareholders for each listing. The net asset value of each fund may also be obtained by calling Twentieth Century at 1-800-345-2021. See "Telephone Services," page 22.

DISTRIBUTIONS


     Distributions from net investment income and net realized securities gains, if any, generally are declared and paid once a year, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act.


GENERAL INFORMATION ABOUT DISTRIBUTIONS



     Distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 and distributions on shares purchased within the last 15 days, however, will not be paid in cash and will be reinvested. You may elect to have distributions on shares of Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 59 1/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date.


     The board of directors may elect not to distribute capital gains in whole or in part to take advantage of loss carryovers.
     A distribution on shares of a fund does not increase the value of your shares or your total return. At any given time, the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities and undistributed dividends and interest received, less fund expenses.
     Because undistributed gains and dividends are included in the value of your shares prior to distribution, when they are distributed, the value of your shares will be reduced by the amount of the distribution. If you buy your shares just before the distribution, you will pay the full price for your shares and then receive a portion of the purchase price back as a taxable distribution. See "Taxes," page 27.
     If your distribution is reinvested in additional shares, the distribution has no effect on the total value of your investment; while you own more shares, the price of each share has been reduced by the amount of the distribution. Likewise, if you take your distribution in cash, the value of your shares after the record date plus the cash received is equal to the value of the shares before the record date. For example, if your shares immediately before the distribution have a value of $10, including $2 in dividends and capital gains realized by the fund during the year, and if the $2 is distributed, the value will decline to $8. If the $2 is reinvested at $8 per share, you will receive .250 shares, so that, after the distribution, you will have 1.250 shares at $8 per share, or $10, the same as before.

TAXES

     Twentieth Century has elected to be taxed as a regulated investment company under Sub-chapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income taxes.
     Distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable as long-term capital gains regardless of the length of time you have held the shares on which such distributions are paid. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.
     Dividends and interest received by the funds on foreign securities, and, in limited circumstances capital gains realized by the funds upon the sale of such securities, may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments by non-resident investors. The foreign taxes paid by a fund will reduce its dividends.
     Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains. See "General Information About Distributions," page 26.
     In January of the year following the distribution, Twentieth Century will send you a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.
     Distributions also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations, which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax adviser about the tax status of such distributions in your own state.
     If you have not complied with certain provisions of the Internal Revenue Code and Regulations, Twentieth Century is required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. PAYMENTS REPORTED BY TWENTIETH CENTURY THAT OMIT YOUR SOCIAL SECURITY NUMBER OR TAX IDENTIFICATION NUMBER WILL SUBJECT TWENTIETH CENTURY TO A PENALTY OF $50, WHICH WILL BE CHARGED AGAINST YOUR ACCOUNT IF YOU FAIL TO PROVIDE THE CERTIFICATION BY THE TIME THE REPORT IS FILED. THIS CHARGE IS NOT REFUNDABLE. See "Tax Identification Number," page 16.
     Redemption of shares of a fund will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and generally will be long term if shareholders have held such shares for a period of more than one year. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

MANAGEMENT

INVESTMENT MANAGEMENT

     Under the laws of the State of Maryland, the board of directors is responsible for managing the business and affairs of Twentieth Century. Acting pursuant to an investment management agreement entered into with Twentieth Century, Investors Research Corporation ("Investors Research") serves as the investment manager of Twentieth Century. Its principal place of business is Twentieth Century Tower, 4500 Main Street, Kansas City, Missouri, 64111. Investors Research has been providing investment advisory services to investment companies and institutional clients since 1958.
     Investors Research supervises and manages the investment portfolio of Twentieth Century and directs the purchase and sale of its investment securities. Investors Research utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the funds. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the funds' portfolios and the funds' asset mix as it deems appropriate in pursuit of the funds' investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the funds or of sectors of the funds as necessary between team meetings.
     In June 1995, Twentieth Century Companies, Inc. ("TCC"), the parent of Investors Research, acquired Benham Management International, Inc. In the acquisition, Benham Management Corporation ("BMC"), the investment adviser to the Benham Group of Mutual Funds, became a wholly owned subsidiary of TCC. Certain employees of BMC will be providing investment management services to Twentieth Century funds, while certain Twentieth Century employees will be providing investment management services to Benham funds.
     The portfolio manager members of the teams managing the funds described in this prospectus and their work experience for the last five years are as follows:

     ROBERT C. PUFF JR., Executive Vice President and Chief Investment Officer, joined Twentieth Century in 1983. In his position as Chief Investment Officer, Mr. Puff oversees the investment activities of all of the teams that manage Twentieth Century funds.

     CHRISTOPHER K. BOYD, Vice President and Portfolio Manager, joined Twentieth Century in March 1988 as an Investment Analyst, a position he held until December 1990. At that time he was promoted to Assistant Portfolio Manager, and then was promoted to Portfolio Manager in December 1992. He is a member of the team that manages Growth Investors and Ultra Investors.
     C. CASEY COLTON, a Portfolio Manager for BMC, joined BMC in 1990 as a Municipal Analyst. Mr. Colton was promoted to Portfolio Manager in 1995 and co-manages the Benham GNMA Income Fund.
     PHILLIP N. DAVIDSON, Vice President and Portfolio Manager, joined Twentieth Century in September 1993 as a Portfolio Manager. Prior to joining Twentieth Century, Mr. Davidson served as an investment manager for Boatmen's Trust Company in St. Louis, Missouri.
     DEREK FELSKE, Vice President and Portfolio Manager, joined Twentieth Century in

September 1993 as a Portfolio Manager. He is a member of the team that manages Growth Investors and Ultra Investors. Prior to joining Twentieth Century, Mr. Felske served as a member of the portfolio management team of RCM Capital Management, a San Francisco, California-based investment management firm, a position he held from May 1991 to September 1993. From September 1989 to May 1991, Mr. Felske attended the University of Pennsylvania-Wharton School of Business, where he obtained an MBA in finance.
     GLENN A. FOGLE, Vice President and Portfolio Manager, joined Twentieth Century in September 1990 as an Investment Analyst, a position he held until March 1993. At that time he was promoted to Portfolio Manager. He is a member of the team that manages Vista Investors and Giftrust Investors.
     NORMAN E. HOOPS, Senior Vice President and Fixed Income Portfolio Manager, joined Twentieth Century as Vice President and Portfolio Manager in November 1989. In April 1993, he became Senior Vice President. He is a member of the team that manages Limited-Term Bond, Intermediate-Term Bond, Long-Term Bond and the fixed income portion of Balanced Investors.
    DAVID SCHROEDER, Vice President and Portfolio Manager for BMC, joined BMC in July 1990.  Mr.  Schroeder  has  primary  responsibility  for the  day-to-day
operations  of  the  Benham  Treasury  Note,  Benham   Short-Term,   and  Benham
Long-Term Funds. He also manages Benham Target Maturities Trust.
     JEFFREY R. TYLER, Senior Vice President and Portfolio Manager for BMC, joined BMC in January 1988 as a Portfolio Manager. Mr. Tyler supervises the team of other Portfolio Managers who assist in the management of the various investment categories of the funds. Mr. Tyler also co-manages the Benham GNMA Income Fund. He also has primary responsibility for the day-to-day operations of the Benham Capital Manager Fund and oversees the portfolio manager's operation of the Benham European Government Bond Fund.
     THEODORE J. TYSON, Vice President and Portfolio Manager, joined Investors Research in 1988 and has been a member of the International Equity and International Emerging Growth team since its inception in 1991.
     PETER A. ZUGER, Vice President and Portfolio Manager, joined Twentieth Century in June 1993 as a Portfolio Manager. Prior to joining Twentieth Century, Mr. Zuger served as an investment manager in the Trust Department of NBD Bancorp in Detroit, Michigan.
     The activities of Investors Research are subject only to directions of Twentieth Century's board of directors. Investors Research pays all the expenses of Twentieth Century except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.


     For the services provided to Twentieth Century, Investors Research receives an annual fee of 1.00% of average net assets up to $1 billion and .90% of average net assets in excess of $1 billion for Strategic Allocation:
Conservative, 1.10% of average net assets up to $1 billion and 1.00% of average net assets in excess of $1 billion for Strategic Allocation: Moderate, and 1.20% of average net assets up to $1 billion and 1.10% of average net assets in excess of $1 billion for Strategic Allocation: Aggressive. On the first business day of each month, each fund pays a management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for such fund by the aggregate average daily closing value of each fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).


     The management fees paid by the funds to Investors Research may be higher than those paid by many investment companies. However, most if not all of such companies also pay, in addi-tion, certain of their own expenses, while virtually all of the funds' expenses, except as specified above, are paid by Investors Research.

CODE OF ETHICS


     Twentieth Century and Investors Research have adopted a Code of Ethics, which restricts personal investing practices by employees of Investors Research and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the funds' portfolios obtain preclearance before executing personal trades. With respect to portfolio managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.


TRANSFER AND ADMINISTRATIVE SERVICES

     Twentieth Century Services, Inc., 4500 Main Street, Kansas City, Missouri, 64111, acts as transfer, administrative services and dividend paying agent for Twentieth Century. It provides facilities, equipment and personnel to Twentieth Century and is paid for such services by Investors Research. Certain recordkeeping services that would otherwise be performed by Twentieth Century Services, Inc., may be performed by an insurance company or other entity providing similar services for various retirement plans using shares of Twentieth Century as a funding medium or by broker-dealers for their customers investing in shares of Twentieth Century. Investors Research may elect to enter into a contract to pay them for such services.
     From time to time, special services may be offered to shareholders who maintain higher share balances in the funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by Investors Research.
     Investors Research and Twentieth Century Services, Inc., are both wholly owned by Twentieth Century Companies, Inc. James E. Stowers Jr., chairman of the board of Twentieth Century Strategic Portfolios, controls Twentieth Century Companies by virtue of his ownership of a majority of its common stock.

FURTHER INFORMATION ABOUT TWENTIETH CENTURY


     Twentieth Century Strategic Asset Allocations, Inc. was organized as a Maryland corporation on April 4, 1994.


     Twentieth Century is a diversified, open-end management investment company whose shares were first offered for sale February 15, 1996. Its business and affairs are managed by its officers under the direction of its board of directors.
     The principal office of Twentieth Century is Twentieth Century Tower, 4500 Main Street, P.O. Box 419200, Kansas City, Missouri, 64141-6200. All inquiries may be made by mail to that address, or by phone to 1-800-345-2021. (For local Kansas City area or international callers: 816-531-5575.)


     Twentieth  Century  Strategic Asset  Allocations,  Inc. issues three series of  $0.01  par  value  shares,  Strategic  Allocation:  Conservative,  Strategic
Allocation: Moderate and Strategic Allocation: Aggressive. The assets belonging to each series of shares are held separately by the custodian, and, in effect, each series is a separate fund. Each share, when issued, is fully paid and non-assessable.


     Each share, irrespective of series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters that must be voted on sepa-rately by the series of shares affected. Matters affecting only one series are voted upon only by that series.
     Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining shares will not be able to elect any person or persons to the board of directors.
     Unless required by the Investment Company Act, it will not be necessary for Twentieth Century to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to Twentieth Century's bylaws, the holders of at least 10% of the votes entitled to be cast may request Twentieth Century to hold a special meeting of shareholders. Twentieth Century will assist in the communication with other shareholders.
     TWENTIETH CENTURY RESERVES THE RIGHT TO CHANGE ANY OF ITS POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

                                                     TWENTIETH CENTURY
                                                      Strategic Asset
                                                     Allocations, Inc.


                                                         Prospectus
                                                     February 15, 1996


[company logo]

Investments That Work(TM)
---------------------------------------
P.O. Box 419200
---------------------------------------
Kansas City, Missouri
---------------------------------------
64141-6200
---------------------------------------
Person-to-person assistance:
1-800-345-2021 or 816-531-5575
---------------------------------------
Automated information line:
1-800-345-8765
---------------------------------------
Telecommunications Device for the Deaf:
1-800-634-4113 or 816-753-1865
---------------------------------------
Fax: 816-340-7962
---------------------------------------

                                                       [company logo]
================================================================================
--------------------------------------------------------------------------------
SH-BKT-3927
9602

(C) 1996 Twentieth Century Services, Inc.

                                TWENTIETH CENTURY
                                 Strategic Asset
                               Allocations, Inc.

                       Statement of Additional Information

                                  February 15,
                                      1996
--------------------------------------------------------------------------------


    This statement is not a prospectus but should be read in conjunction with the current prospectus of Twentieth Century Strategic Asset Allocations, Inc.,
   dated February 15, 1996. Please retain this document for future reference.

          To obtain the prospectus, call Twentieth Century toll-free at 1-800-345-2021 (816-531-5575 for local and international calls), or write P.O.
                 Box 419200, Kansas City, Missouri 64141-6200.


                               TABLE OF CONTENTS

                                                              Institutional
                                         Page    Prospectus     Prospectus
                                        Herein      Page           Page
Investment Objectives of the Funds         2          4              4
Investment Restrictions                    2         --             --
Forward Currency Exchange Contracts        2         10             10
Futures Contracts                          3         11             11
An Explanation of Fixed Income
     Securities Ratings                    5         --             --
Short Sales                                7         13             13
Portfolio Turnover                         8         11             11
Officers and Directors                     8         --             --
Management                                10         28             20
Custodians                                11         --             --
Independent Auditors                      11         --             --
Capital Stock                             11         --             --
Taxes                                     12         27             19
Brokerage                                 12         --             --
Performance Advertising                   13         13             13
Redemptions in Kind                       14         --             --
Holidays                                  14         --             --
Financial Statements                      14         --             --

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE OF THE FUNDS

     The investment objective of each series of shares of Twentieth Century Strategic Asset Allocations, Inc. is described on the front cover page of the prospectus. In seeking to achieve its objective, a fund must conform to certain policies, some of which are designated in the prospectus or in this statement of additional information as "fundamental" and cannot be changed except with the approval of the shareholders entitled to cast a majority of the outstanding votes of the fund as defined in the Investment Company Act.

     The following paragraph is also a statement of fundamental policy with respect to selection of investments:
     In general, within the restrictions outlined herein, each series has broad powers with respect to investing funds or holding them uninvested. Investments are varied according to what is judged advantageous under changing economic conditions. It is the policy of Twentieth Century to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described below.
     Neither the Securities and Exchange Commission nor any other federal or state agency participates in or supervises the management of the funds or their investment practices or policies.

INVESTMENT RESTRICTIONS

     Fundamental policies that may be changed only with shareholder approval provide that no series of shares:
     (1) Shall, with regard to 75% of its portfolio, purchase the security of any one issuer if such purchase would cause more than 5% of the fund's assets at market to be invested in the securities of such issuer, except U.S. government securities, or if the purchase would cause more than 10% of the outstanding voting securities of any one issuer to be held in a fund's portfolio.
     (2) Shall invest for control or for management or concentrate its investment in a particular company or a particular industry. No more than 25% of the assets of a fund, exclusive of cash and U.S. government securities, will be invested in securities of any one industry.
     (3) Shall buy securities on margin or sell short (unless it owns or by virtue of its ownership of other securities has the right to obtain securities equivalent in kind and amount to the securities sold without additional cost); however, a fund may make margin deposits in connection with the use of any financial instrument or any transaction in securities permitted by its fundamental policies.
     (4) Shall issue any senior security.
     (5) Shall underwrite any securities.
     The Investment Company Act imposes certain additional restrictions upon acquisition by the fund of securities issued by insurance companies, brokers, dealers, underwriters or investment advisers, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership.
     To comply with the requirements of state security administrators, Twentieth Century may, from time to time, agree to additional investment restrictions. For example, the fund has agreed not to invest in oil, gas or other mineral leases, or in warrants, except that a fund may purchase securities with warrants attached. In addition, the fund will not invest in puts, calls, straddles, spreads or any combination thereof (other than hedging positions or positions covered by cash or securities). These types of restrictions are not fundamental policies and may be adopted, revised or withdrawn as required or permitted by the various state securities administrators.

FORWARD CURRENCY EXCHANGE CONTRACTS

     Each fund conducts its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into forward currency exchange contracts ("forward contracts") to purchase or sell foreign currencies.
     Each fund expects to use forward contracts under two circumstances:
     (1) When the manager wishes to "lock in" the U.S. dollar price of a security when a fund is purchasing or selling a security denominated in a foreign currency, the fund would be able to enter into a forward contract to do so; or
     (2) When the manager believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.
     As to the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar and the subject foreign currency.
     Under the second circumstance, when the manager believes that the currency of a particular country may suffer a substantial decline relative to the U.S. dollar, a fund could enter into a forward contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The fund will place cash or high-grade liquid securities in a separate account with its custodian in an amount equal to the value of the forward contracts entered into under the second circumstance. If the value of the securities placed in the separate account declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account equals the amount of the fund's commitments with respect to such contracts.
     The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible since the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The manager does not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the manager believes that it is important to have flexibility to enter into such forward contracts when it determines that a fund's best interests may be served.
     Generally, a fund will not enter into a forward contract with a term of greater than one year. At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an "offsetting" forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.
     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

FUTURES CONTRACTS

     As described in the prospectus, each fund may enter into futures contracts. Unlike when a fund purchases securities, no purchase price for the underlying securities is paid by the fund at the time it purchases a futures contract. When a futures contract is entered into, both the buyer and seller of the contract are required to deposit with a futures commission merchant ("FCM") cash or high-grade debt securities in an amount equal to a percentage of the contract's value, as set by the exchange on which the contract is traded. This amount is known as "initial margin" and is held by the fund's custodian for the benefit of the FCM in the event of any default by the fund in the payment of any future obligations.

     The value of a futures contract is adjusted daily to reflect the fluctuation of the value of the underlying securities. This is a process known as marking the contract to market. If the value of a party's position declines, that party is required to make additional "variation margin" payments to the FCM to settle the change in value. The party that has a gain is generally entitled to receive all or a portion of this amount.

     The funds maintain from time to time a percentage of their assets in cash or high-grade liquid securities to provide for redemptions or to hold for future investment in securities consistent with the funds' investment objectives. The funds may enter into index futures contracts as an efficient means to expose the funds' cash position to the domestic equity market. The manager believes that the purchase of futures contracts is an efficient means to effectively be fully invested in equity securities.
     The funds intend to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the Commodity Futures Trading Commission ("CFTC") and the National Futures Association, which regulate trading in the futures markets. To do so, the aggregate initial margin required to establish such positions may not exceed 5% of the fair market value of a fund's net assets, after taking into account unrealized profits and unrealized losses on any contracts it has entered into.
     The principal risks generally associated with the use of futures include:
     o the possible absence of a liquid secondary market for any particular instrument may make it difficult or impossible to close out a position when desired (liquidity risk);
     o the risk that the counter party to the contract may fail to perform its obligations or the risk of bankruptcy of the FCM holding margin deposits (counter-party risk);
     o the risk that the securities to which the futures contract relates may go down in value (market risk); and
     o adverse price movements in the underlying securities can result in losses substantially greater than the value of a fund's investment in that instrument because only a fraction of a contract's value is required to be deposited as initial margin (leverage risk); provided, however, that the funds may not purchase leveraged futures, so there is no leverage risk involved in the funds' use of futures.

     A liquid secondary market is necessary to close out a contract. The funds may seek to manage liquidity risk by investing in exchange-traded futures. Exchange-traded futures pose less risk that there will not be a liquid secondary market than privately negotiated instruments. Through their clearing corporations, the futures exchanges guarantee the performance of the contracts.

     Futures contracts are generally settled within a day from the date they are closed out, as compared to three days for most types of equity securities. As a result, futures contracts can provide more liquidity than an investment in the actual underlying securities. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Liquidity may also be influenced by an exchange-imposed daily price fluctuation limit, which halts trading if a contract's price moves up or down more than the established limit on any given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until liquidity in the market is re-established. As a result, such fund's access to other assets held to cover its futures positions also could be impaired until liquidity in the market is re-established.
     The funds manage counter-party risk by investing in exchange-traded index futures. In the event of the bankruptcy of the FCM that holds margin on behalf of a fund, that fund may be entitled to the return of margin owed to such fund only in proportion to the amount received by the FCM's other customers. The manager will attempt to minimize the risk by monitoring the creditworthiness of the FCMs with which the funds do business.

AN EXPLANATION OF FIXED INCOME SECURITIES RATINGS


     As described in the prospectus, each fund will invest a portion of its assets in fixed income securities. The fixed income securities that comprise part of a fund's bond portfolio will primarily be limited to investment grade obligations, provided, that Strategic Allocation: Moderate may invest up to 5% of its assets, and Strategic Allocation: Aggressive may invest up to 10% of its assets, in high yield securities. In addition, each fund may invest a portion of its equity portfolio in convertible securities, which may be rated below investment grade (but not below B- by S&P or B3 by Moody's).

     Fixed income securities ratings provide the investment manager with current assessment of the credit rating of an issuer with respect to a specific fixed income security. The following is a description of the rating categories utilized by the rating services referenced in the prospectus disclosure:
     The following summarizes the ratings used by Standard & Poor's Corporation ("S&P") for bonds:
     AAA--This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.
     AA--Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only to a small degree.
     A--Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.
     BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
     BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
     B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
     CCC--Debt rated CCC has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
     CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
     C--The rating C typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
     CI--The rating CI is reserved for income bonds on which no interest is being paid.
     D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
     To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.
     The following summarizes the ratings used by Moody's Investors Service, Inc. ("Moody's") for bonds:
     Aaa--Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Aa--Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.
     A--Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment some time in the future.
     Baa--Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. Ba--Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.
     B--Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Caa--Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
     Ca--Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
     C--Bonds that are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
     Moody's applies numerical modifiers 1, 2 and 3 in each generic rating category from Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

     In the event any of a fund's fixed income securities are downgraded from one category to another by a securities ratings agency, the manager intends to evaluate the reasons for such downgrade and other available information regarding the issuer and will take action it deems appropriate regarding whether or not to continue holding such securities.

INVESTING IN EMERGING MARKETS

     Strategic Allocations: Moderate and Strategic Allocation: Aggressive may invest a portion of their international holdings in securities of issuers in emerging market countries. Investing in securities of issuers in emerging market countries involves exposure to significantly higher risk than investing in countries with developed markets. Emerging market countries may have economic structures that are generally less diverse and mature, and political systems that can be expected to be less stable than those of developed countries.
     Securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation confiscatory taxation or in certain instances, reversion to closed-market, centrally planned economics. Such countries may also have less protection of property rights than developed countries.
     The economies of emerging market countries may be predominantly based on only a few industries or may be dependent on revenues from particular commodities or on international aid of developmental assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and in volatility in the price of securities traded on those markets. Also, securities markets in emerging market countries typically offer less regulatory protection for investors.

SHORT SALES

     A fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost.
     In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If a fund engages in a short sale, the collateral account will be maintained by the fund's custodian. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.
     A fund may make a short sale, as described above, when it wants to sell the security it owns at a current attractive price but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code. In such a case, all or some part of any future losses in the fund's long position in substantially identical securities may not become deductible for tax purposes until all or some part of the short position has been closed.

PORTFOLIO TURNOVER

     With respect to each series of shares, the manager will purchase and sell securities without regard to the length of time the security has been held. Accordingly, the rate of portfolio turnover may be greater than other investment companies with similar investment objectives.
     The corporation intends to purchase a given security whenever the manager believes it will contribute to the stated objective of a fund, even if the same security has only recently been sold. In selling a given security, management keeps in mind that (1) profits from sales of securities held less than three months must be limited in order to meet the requirements of Subchapter M of the Internal Revenue Code, and (2) profits from sales of securities are taxed to shareholders. Subject to those considerations, the corporation will sell a given security, no matter for how long or how short a period it has been held in the portfolio and no matter whether the sale is at a gain or at a loss, if management believes that the security is not fulfilling its purpose, either because, among other things, it did not live up to management's expectations, or because it may be replaced with another security holding greater promise, or because it has reached its optimum potential, or because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

     When a general decline in securities prices is anticipated for a particular asset category, a fund may decrease its position in such category and increase its position in one or both of the other asset categories, and when a rise in price levels is anticipated, a fund may increase its position in such category and decrease its position in the other categories. However, the funds will, under most circumstances, be essentially fully invested within the operating ranges set forth in the prospectus.

     Since investment decisions are based on the anticipated contribution of the security in question to a fund's objectives, the manager believes that the rate of portfolio turnover is irrelevant when management believes a change is in order to achieve those objectives.

OFFICERS AND DIRECTORS

     The principal officers and directors of the corporation, their positions held with Twentieth Century, their principal business experience during the past five years, and their affiliation with Investors Research Corporation and its affiliated companies are listed below. Unless otherwise noted, the business address of each director and officer is 4500 Main Street, Kansas City, Missouri 64111. Those directors who are "interested persons" as defined in the Investment Company Act are indicated by an asterisk (*).
     JAMES E. STOWERS, JR.,* chairman, principal executive officer and director; chairman, director and controlling shareholder of Twentieth Century Companies, Inc., parent corporation of Investors Research Corporation and Twentieth Century Services, Inc.; chairman and director of Investors Research Corporation, Twentieth Century Services, Inc., Twentieth Century Investors, Inc., Twentieth Century World Investors, Inc., Twentieth Century Capital Portfolios, Inc., Twentieth Century Premium Reserves, Inc. and TCI Portfolios, Inc.
     JAMES E. STOWERS III,* president and director; president and director, Investors Research Corporation, Twentieth Century Services, Inc., Twentieth Century Investors, Inc., Twentieth Century World Investors, Inc., Twentieth Century Capital Portfolios, Inc., Twentieth Century Premium Reserves, Inc., TCI Portfolios, Inc. and Twentieth Century Companies, Inc.
     THOMAS A. BROWN, director; 2029 Wyandotte, Kansas City, Missouri; chief executive officer, Associated Bearing Company, a corporation engaged in the sale of bearings and power transmission products; director, Twentieth Century Investors, Inc., Twentieth Century World Investors, Inc., Twentieth Century Capital Portfolios, Inc., Twentieth Century Premium Reserves, Inc. and TCI Portfolios, Inc.

     ROBERT W. DOERING, M.D., director; 6406 Prospect, Kansas City, Missouri; general surgeon; director, Twentieth Century Investors, Inc., Twentieth Century World Investors, Inc., Twentieth Century Capital Portfolios, Inc., Twentieth Century Premium Reserves, Inc., and TCI Portfolios, Inc.
     LINSLEY L. LUNDGAARD, director; 18648 White Wing Drive, Rio Verde, Arizona; retired; formerly vice president and national sales manager, Flour Milling Division, Cargill, Inc.; director, Twentieth Century Investors, Inc., Twentieth Century World Investors, Inc., Twentieth Century Capital Portfolios, Inc., Twentieth Century Premium Reserves, Inc. and TCI Portfolios, Inc.
     DONALD H. PRATT, director; P.O. Box 419917, Kansas City, Missouri; president, Butler Manufacturing Company; director, Twentieth Century Investors, Inc., Twentieth Century World Investors, Inc., Twentieth Century Capital Portfolios, Inc., Twentieth Century Premium Reserves, Inc., and TCI Portfolios, Inc.
     LLOYD T. SILVER JR., director; 2300 West 70th Terrace, Mission Hills, Kansas; president, LSC, Inc., manufacturer representative; director, Twentieth Century Investors, Inc., Twentieth Century World Investors, Inc., Twentieth Century Capital Portfolios, Inc., Twentieth Century Premium Reserves, Inc. and TCI Portfolios, Inc.
     M. JEANNINE STRANDJORD, director; 2330 Shawnee Mission Parkway, Westwood, Kansas; senior vice president and treasurer, Sprint Corporation; director, Twentieth Century Investors, Inc., Twentieth Century World Investors, Inc., Twentieth Century Capital Portfolios, Inc., Twentieth Century Premium Reserves, Inc. and TCI Portfolios, Inc.
     JOHN M. URIE, director; 5511 N.W. Flint Ridge Road, Kansas City, Missouri; consultant; formerly director of finance, City of Kansas City, Missouri; director, Twentieth Century Investors, Inc., Twentieth Century World Investors, Inc., Twentieth Century Capital Portfolios, Inc., Twentieth Century
Premium Reserves, Inc. and TCI Portfolios, Inc.
     WILLIAM M. LYONS, executive vice president and general counsel; executive vice president, secretary and general counsel, Twentieth Century Investors, Inc. and Twentieth Century World Investors, Inc.; executive vice president and general counsel, Twentieth Century Capital Portfolios, Inc., Twentieth Century Premium Reserves, Inc., TCI Portfolios, Inc., Twentieth Century Companies, Inc., Investors Research Corporation and Twentieth Century Services, Inc.
     ROBERT T. JACKSON, executive vice president- finance and principal financial officer; treasurer, Twentieth Century Companies, Inc. and Investors Research Corporation; executive vice president and treasurer, Twentieth Century Services, Inc.; executive vice president-finance, Twentieth Century Investors, Inc., TCI Portfolios, Inc., Twentieth Century World Investors, Inc., Twentieth Century Capital Portfolios, Inc. and Twentieth Century Premium Reserves, Inc.; formerly executive vice president, Kemper Corporation.
     PATRICK  A.  LOOBY,  vice  president  and  secretary;  vice  president  and
secretary,   Twentieth  Century  Capital  Portfolios,  Inc.,  Twentieth  Century
Premium Reserves, Inc. and TCI Portfolios; vice president, Twentieth Century Investors, Inc., Twentieth Century World Investors, Inc. and Twentieth Century Services, Inc.; formerly associated with the law firm of Stinson, Mag & Fizzell, Kansas City, Missouri.
     MARYANNE ROEPKE, CPA, vice president, treasurer and principal accounting officer; vice president and treasurer, Twentieth Century Investors, Inc., Twentieth Century World Investors, Inc., Twentieth Century Capital Portfolios, Inc., Twentieth Century Premium Reserves, Inc. and TCI Portfolios, Inc.; vice president, Twentieth Century Services, Inc.
     MERELE A. MAY, controller; controller, Twentieth Century Investors, Inc., Twentieth Century Capital Portfolios, Inc. and TCI Portfolios, Inc.
     The board of directors has established three standing committees: the executive committee, the audit committee and the nominating committee.

     Messrs. Stowers Jr., Stowers III and Urie constitute the executive committee of the board of directors. The committee performs the functions of the board of directors between meetings of the board, subject to the limitations on its power set out in the Maryland General Corporation Law and except for matters required by the Investment Company Act to be acted upon by the whole board.
     Those directors who are not "interested persons" constitute the audit committee. The functions of the audit committee include recommending the engagement of the corporation's independent auditors, reviewing the arrangements for and scope of the annual audit, reviewing comments made by the independent auditors with respect to internal controls and the considerations given or the corrective action taken by management and reviewing nonaudit services provided by the independent auditors.
     The nominating committee has, as its principal role, the consideration and recommendation of individuals for nomination as directors. The names of potential director candidates are drawn from a number of sources, including recommendations from members of the board, management and shareholders. This committee also reviews and makes recommendations to the board with respect to the composition of board committees and other board-related matters, including its organization, size, composition, responsibilities, functions and compensation. The members of the nominating committee are Messrs. Urie (chairman), Lundgaard and Stowers III.
     The directors of the corporation also serve as directors of Twentieth Century Investors, Inc., Twentieth Century World Investors, Inc., Twentieth Century Capital Portfolios, Inc., Twentieth Century Premium Reserves, Inc., and TCI Portfolios, Inc., registered investment companies. Each director who is not an "interested person" as defined in the Investment Company Act receives for service as a member of the board of all six of such companies an annual director's fee of $36,000, a fee of $1,000 per regular board meeting attended and $500 per special board meeting and committee meeting attended. In addition, those directors who are not "interested persons" who serve as chairman of a committee of the board of directors receive an additional $2,000 for such services. These fees and expenses are divided among the six investment companies based upon their relative net assets. Under the terms of the management agreement with Investors Research Corporation, the corporation is responsible for paying such fees and expenses.
     Those directors who are "interested persons," as defined in the Investment Company Act, receive no fee as such for serving as a director. The salaries of such individuals, who also are officers of the corporation, are paid by Investors Research Corporation.

MANAGEMENT

     A description of the responsibilities and method of compensation of Twentieth Century's investment manager, Investors Research Corporation ("Investors Research"), appears in the prospectus under the caption "Management."
     The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by (i) the board of directors of Twentieth Century or by the vote of a majority of outstanding votes (as defined in the Investment Company Act) and (ii) by the vote of a majority of the directors of Twentieth Century who are not parties to the agreement or interested persons of Investors Research, cast in person at a meeting called for the purpose of voting on such approval.
     The management agreement provides that it may be terminated at any time without payment of any penalty by the board of directors of Twentieth Century, or by a vote of Twentieth Century's shareholders, on 60 days' written notice to Investors Research and that it shall be automatically terminated if it is assigned.
     The management agreement provides that Investors Research shall not be liable to Twentieth Century or its shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

     The management agreement also provides that Investors Research and its officers, directors and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.
     Certain investments may be appropriate for the funds and also for other clients advised by Investors Research. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investment generally. A particular security may be bought or sold for only one client, or in different amounts and at different times for more than one but less than all clients. In addition, purchases or sales of the same security may be made for two or more clients on the same date. Such transactions will be allocated among clients in a manner believed by Investors Research to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

     In addition to managing the funds, on February 1, 1996, Investors Research was also acting as an investment adviser to 13 institutional accounts and to five other registered investment companies within the Twentieth Century mutual fund complex: Twentieth Century Investors, Inc., Twentieth Century World Investors, Inc., Twentieth Century Premium Reserves, Inc., TCI Portfolios, Inc. and Twentieth Century Capital Portfolios, Inc.

     Twentieth Century Services, Inc. provides physical facilities, including computer hardware and software and personnel, for the day-to-day administration of Twentieth Century and Investors Research. Investors Research pays Twentieth Century Services, Inc., for such services.
     As stated in the prospectus, all of the stock of Twentieth Century Services, Inc., and Investors Research is owned by Twentieth Century Companies, Inc.

CUSTODIANS

     The Chase Manhattan Bank, N.A., 770 Broadway, New York, New York 10003, Boatmen's First National Bank of Kansas City, 10th and Baltimore, Kansas City, Missouri 64105 and United Missouri Bank of Kansas City, N.A., 10th and Grand, Kansas City, Missouri 64105, each serves as custodian of assets of the funds. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT AUDITORS

     Ernst & Young LLP, One Kansas City Place, 1200 Main Street, Kansas City, Missouri 64105, serves as Twentieth Century's independent auditors, providing services including (1) audit of the annual financial statements, (2) assistance and consultation in connection with SEC filings and (3) review of the annual federal income tax return filed for each fund by Twentieth Century.

CAPITAL STOCK

     Twentieth Century's capital stock is described in the prospectus under the caption "Further Information About Twentieth Century."
     Twentieth  Century  currently  has  three  series  of  shares  outstanding:
Strategic Allocation: Conservative, Strategic Allocation: Moderate and Strategic Allocation: Aggressive. Twentieth Century may in the future issue one or more additional series of shares without a vote of the shareholders.
The assets belonging to each series of shares are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profits (or losses) of investment and other assets held for that series. Your rights as a shareholder are the same for all series of securities unless otherwise stated. Within their respective series, all shares will have equal redemption rights. Each share, when issued, is fully paid and non-assessable. Each share, irrespective of series, is entitled to one vote for each dollar of net asset value represented by such share on all questions.
     In the event of complete liquidation or dissolution of Twentieth Century, shareholders of each series of shares will be entitled to receive, pro rata, all of the assets less the liabilities of that series.
     Prior to February 15, 1996, no shares of the funds had been offered to the public. As a result, there were no 5% shareholders and no shares were owned by officers or directors of the corporation.

TAXES

     Each fund intends to qualify under the Internal Revenue Code (the "Code") as a regulated investment company. If they qualify, they will not be subject to U.S. federal income tax on net investment income and net capital gains, which are distributed to its shareholders within certain time periods specified in the Code. Amounts not distributed on a timely basis would be subject to federal and state corporate income tax and to a nondeductible 4% excise tax.
     Each fund intends to distribute annually all of its net ordinary income and net capital gains.
     Distributions from net investment income and net short-term capital gains are taxable to shareholders as ordinary income. The dividends received deduction available to corporate shareholders for dividends received from a fund will apply to ordinary income distributions only to the extent that they are attributable to the fund's dividend income from U.S. corporations. In addition, the dividends received deduction will be limited if the shares with respect to which the dividends are received are treated as debt-financed or are deemed to have been held less than 46 days by a fund.
     Distributions from net long-term capital gains are taxable to a shareholder as long-term capital gains regardless of the length of time the shares on which such distributions are paid have been held by the shareholder. However, shareholders should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to the shareholder with respect to such shares.
     Redemption of shares of a fund will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be long term if shareholders have held such shares for a period of more than one year. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.
     In addition to the federal income tax consequences described above relating to an investment in shares of the funds, there may be other federal, state or local tax considerations that depend upon the circumstances of each particular investor. Prospective shareholders are therefore urged to consult their tax advisers with respect to the effect of this investment on their own situations.

BROKERAGE

     Under the terms of the Management Agreement between Twentieth Century and Investors Research, Investors Research has the responsibility of selecting brokers to execute portfolio transactions. Twentieth Century's policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, Investors Research may take into consideration the factors discussed below when selecting brokers.
     Investors Research receives statistical and other information and services without cost from brokers and dealers. Investors Research evaluates such information and services, together with all other information that it may have, in supervising and managing the investment portfolios of Twentieth Century. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. Investors Research proposes to continue to place some of Twentieth Century's brokerage business with one or more brokers who provide information and services.
     Such information and services will be in addition to and not in lieu of the services required to be performed by Investors Research. Investors Research does not utilize brokers who provide such information and services for the purpose of reducing the expense of providing required services to Twentieth Century.
     The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions because of the value of the brokerage and/or research services provided by the broker. Research services furnished by brokers through whom Twentieth Century effects securities transactions may be used by Investors Research in servicing all of its accounts, and not all such services may be used by Investors Research in managing the portfolios of Twentieth Century.
     The staff of the Securities and Exchange Commission has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of Twentieth Century and the manager believe that the facilities, expert personnel and technological systems of a broker enable the corporation to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. Twentieth Century normally places its over-the-counter transactions with principal market makers but also may deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.

PERFORMANCE ADVERTISING

     Individual fund performance may be compared to the performance of other mutual funds of mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices (such as those prepared by Dow Jones & Co., Inc. Standard & Poor's Corporation, Shearson Lehman Brothers, Inc., J. P. Morgan & Company, Salomon Brothers, Inc., the Morgan Stanley Capital International EAFE (Europe, Australia and Far East) Index, Donoghue's Money Fund Average, the Bank Rate Monitor National Index of 2 1/2-year CD rates, IFC Global Composite Index), and to composite indices consisting of two or more of the above to more accurately reflect fund holdings, and to data prepared by Lipper Analytical Services, Inc. or Morningstar, Inc., and to the Consumer Price Index. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, Pensions and Investments, U.S.A. Today, and other similar publications or services. In addition to performance information, general information about the funds that appears in a publication such as those mentioned above or in the prospectus under the heading "Performance Advertising" may be included in advertisements and in reports to shareholders. It may also be combined or blended with other funds in the Twentieth Century family of funds, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.
     From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders:
     (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging);
     (2) discussions of general economic trends;
     (3) presentations of statistical data to supplement such discussions;
     (4) descriptions of past or anticipated portfolio holdings for one or more of the funds;
     (5) descriptions of investment strategies for one or more of the funds;

     (6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds). which may or may not include the funds;
     (7) comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks;
     (8) discussions of fund rankings or ratings by recognized ratings organizations; and
     (9) testimonials describing the experience of persons that have invested in one or more of the funds.
     The funds may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.

     The funds also may advertise average annual total return over periods of time other than one, five and 10 years and cumulative total return over various time periods.
     The funds also may elect to advertise cumulative total return and average annual total return, computed as described above.

REDEMPTIONS IN KIND

     In order to protect the investments of the remaining shareholders, Twentieth Century has adopted a policy regarding large redemptions. That policy is described in detail in the prospectuses under the heading "Redemption Proceeds--Special Requirements for Large Redemptions."
     In addition to the policy just mentioned, Twentieth Century has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, Twentieth Century will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The securities delivered will be selected at the sole discretion of Twentieth Century and will not necessarily be representative of the entire portfolio and will be securities that Twentieth Century regards as least desirable. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described in the prospectus under the heading "How Share Price is Determined," and such valuation will be made as of the same time the redemption price is determined.

HOLIDAYS

     Twentieth Century does not determine the net asset value of its shares on days when the New York Stock Exchange is closed. Currently, the Exchange is closed on Saturdays and Sundays and on holidays, namely New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

FINANCIAL STATEMENTS

     The Statement of Net Assets at February 1, 1996, appearing in this Statement of Additional Information has been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon their report, given upon the authority of such firm as experts in accounting and auditing.

REPORT OF INDEPENDENT AUDITORS

     The Shareholder and Board of Directors
     Twentieth Century Strategic Asset Allocations, Inc.


     We have audited the accompanying statement of net assets of Twentieth Century Strategic Asset Allocations, Inc. (comprised of the Strategic
Allocation: Conservative, Strategic Allocation: Moderate and Strategic
Allocation: Aggressive portfolios)(the Company) as of February 1, 1996. This statement of net assets is the responsibility of the Company's management. Our responsibility is to express an opinion on this statement of net assets based on our audit.

     We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statement of net assets is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statement of net assets. Our procedures included confirmation of securities owned as of February 1, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statement of net assets presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the statement of net assets referred to above presents fairly, in all material respects, the financial position of each of the portfolios comprising Twentieth Century Strategic Asset Allocations, Inc. at February 1, 1996, in conformity with generally accepted accounting principles.


                                                    /s/Ernst & Young LLP


Kansas City, Missouri
February 1, 1996

TWENTIETH CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

     Statement of Net Assets
     February 1, 1996


                                      Strategic       Strategic      Strategic
                                      Allocation:     Allocation:   Allocation:
                                     Conservative      Moderate      Aggressive
Assets

Federal Home Loan Bank
  Discount Note, 2/27/96,
  at market value ............     $     99,628     $         --   $         --
Federal National Mortgage
  Association Discount Note,
  2/28/96, at market value ...     $         --     $     99,613   $     99,613

Cash .........................              372              387            387
                                  -------------    -------------  -------------
Net assets applicable to
outstanding shares ...........     $    100,000     $    100,000   $    100,000
                                  -------------    -------------  -------------
Capital Shares, $.01 par value
Authorized ...................    1,000,000,000    1,000,000,000  1,000,000,000
                                  =============    =============  =============
Outstanding ..................           20,000           20,000         20,000
                                  =============    =============  =============
Net asset value per share ....     $       5.00     $       5.00   $       5.00
                                  =============    =============  =============


Note: Twentieth Century Strategic Asset Allocations, Inc. (the Company) was organized as a Maryland corporation on April 4, 1994 and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company of the series type with each series, in effect, representing a separate fund. Three series of shares are currently issued:
Strategic Allocation: Conservative, Strategic Allocation: Moderate and Strategic
Allocation: Aggressive. Shares outstanding on February 1, 1996 for each series were issued to Twentieth Century Companies, Inc. (TCC), the parent corporation of the Company's investment manager. The costs of organization will be paid by TCC.

                                                   TWENTIETH CENTURY
                                                    Strategic Asset
                                                   Allocations, Inc.


                                                     Statement of
                                               Additional Information

                                                 February 15, 1996


[company logo]

Investments That Work(TM)
---------------------------------------
P.O. Box 419200
---------------------------------------
Kansas City, Missouri
---------------------------------------
64141-6200
---------------------------------------
Person-to-person assistance:
1-800-345-2021 or 816-531-5575
---------------------------------------
Automated information line:
1-800-345-8765
---------------------------------------
Telecommunications Device for the Deaf:
1-800-634-4113 or 816-753-1865
---------------------------------------
Fax:  816-340-7962
---------------------------------------

--------------------------------------------------------------------------------
SH-BKT-3929
9602

(C) 1996 Twentieth Century Services, Inc.

                                  TWENTIETH CENTURY
                          Strategic Asset Allocations, Inc.
                              Institutional Prospectus


                                  February 15, 1996
--------------------------------------------------------------------------------

TWENTIETH CENTURY


     Twentieth Century Strategic Asset Allocations, Inc., a member of the Twentieth Century family of funds, is an open-end diversified management investment company. Three series of shares, or "funds," are described in this prospectus, Strategic Allocation: Conservative, Strategic Allocation: Moderate and Strategic Allocation: Aggressive.


     The investment objective of each fund is to provide as high a level of total return (capital appreciation plus dividend and interest income) as is consistent with its risk profile. Each fund seeks to achieve its investment objective by diversifying investments among three asset classes -- equity securities, bonds and cash equivalent instruments, the mix of which will depend on the risk profile of the particular fund. The funds are designed for investors with investment time horizons of at least five years who want to diversify their investments among these various asset classes through a single investment vehicle. There is no assurance that the funds will achieve their investment objectives. See "Investment Policies of the Funds," page 4.

NO-LOAD MUTUAL FUNDS

     Twentieth Century's funds are "no-load" investments, which means there is no sales charge or commission. There are no minimum initial investment requirements. However, if the value of the shares held in any one fund account is less than $2,500 ($1,000 for UGMA/UTMA accounts), you must establish a $50 or greater automatic monthly investment to purchase additional shares in each such account.
     This prospectus gives you information about Twentieth Century that you should know before investing. You should read this prospectus carefully and retain it for future reference. Additional information is included in the statement of additional information dated February 15, 1996, and filed with the Securities and Exchange Commission. It is incorporated in this prospectus by reference. To obtain a copy without charge, call or write:


     Twentieth Century Strategic Asset Allocations, Inc.
     4500 Main Street o P.O. Box 419385
     Kansas City, MO 64141-6385 o 1-800-345-3533
     Local and international calls: 816-531-5575
     Telecommunications device for the deaf:
     1-800-345-1833 o In Missouri: 816-753-0700


--------------------------------------------------------------------------------
     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
             TRANSACTION AND
             OPERATING EXPENSE TABLE ........................    4

             INFORMATION REGARDING THE FUNDS

             INVESTMENT POLICIES OF THE FUNDS ...............    5
             OTHER INVESTMENT PRACTICES, THEIR
                  CHARACTERISTICS AND RISKS .................    8
                  Equity Securities .........................    8
                  Foreign Securities ........................    8
                  Mortgage-Related and Other
                  Asset-Backed Securities ...................    9
                  Forward Currency Exchange Contracts .......    9
                  Portfolio Turnover ........................   10
                  Repurchase Agreements .....................   11
                  Futures and Options Contracts .............   11
                  Derivative Securities .....................   11
                  Portfolio Lending .........................   12
                  When-Issued Securities ....................   12
                  Short Sales ...............................   13
                  Rule 144A Securities ......................   13
             PERFORMANCE ADVERTISING ........................   13

             HOW TO INVEST WITH TWENTIETH CENTURY

             TWENTIETH CENTURY FAMILY OF FUNDS ..............   15
             INVESTING IN TWENTIETH CENTURY .................   15
             HOW TO EXCHANGE YOUR INVESTMENT FROM ONE
                  TWENTIETH CENTURY FUND TO ANOTHER .........   15
             HOW TO REDEEM SHARES ...........................   15
                  Special Requirements for Large Redemptions.   16
             TELEPHONE SERVICES .............................   16
                  Institutional Sales and Service Line ......   16
                  Automated Information Line ................   16

             ADDITIONAL INFORMATION YOU SHOULD KNOW

             SHARE PRICE ....................................   17
                  When Share Price Is Determined ............   17
                  How Share Price Is Determined .............   17
                  Where to Find Information About Share Price   18
             DISTRIBUTIONS ..................................   18
                  General Information About Distributions ...   18
             TAXES ..........................................   19
             MANAGEMENT .....................................   20
                  Investment Management .....................   20
                  Code of Ethics ............................   22
                  Transfer and Administrative Services ......   22
             FURTHER INFORMATION ABOUT TWENTIETH CENTURY ....   22

                    TRANSACTION AND OPERATING EXPENSE TABLE
--------------------------------------------------------------------------------


                                           Strategic     Strategic    Strategic
                                          Allocation:   Allocation:  Allocation:
                                         Conservative    Moderate    Aggressive
SHAREHOLDER TRANSACTION EXPENSES:
     Maximum Sales Load Imposed
       on Purchases                          none          none         none
     Maximum Sales Load Imposed on
       Reinvested Dividends                  none          none         none
     Deferred Sales Load                     none          none         none
     Redemption Fee(1)                       none          none         none
     Exchange Fee                            none          none         none
ANNUAL FUND OPERATING EXPENSES
   (AS A PERCENTAGE OF NET ASSETS):
     Management Fees                       1.00%(2)      1.10%(3)     1.20%(4)
     12b-1 Fees                              none          none         none
     Other Expenses(5)                       0.00%         0.00%        0.00%
     Total Fund Operating Expenses           1.00%         1.10%        1.20%
Example
   You would pay the following expenses
   on a $1,000 investment,           1 year   $10           $11          $12
   assuming (1) a 5% annual          3 years   32            35           38
   return and (2) redemption at
   the end of each time period:(6)



     The purpose of this table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in shares of the Twentieth Century funds offered by this prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by Securities and Exchange Commission regulations.
     NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


(1) Redemption proceeds sent by wire transfer are subject to a $10 processing fee.
(2) The fund pays an annual management fee equal to 1.00% of its first $1 billion of average net assets and .90% of average net assets over $1 billion.
(3) The fund pays an annual management fee equal to 1.10% of its first $1 billion of average net assets and 1.00% of average net assets over $1 billion.
(4) The fund pays an annual management fee equal to 1.20% of its first $1 billion of average net assets and 1.10% of average net assets over $1 billion.
(5) Other expenses, the fees and expenses of those directors who are not "interested persons" as defined in the Investment Company Act, are expected to be approximately .00035 of 1% of average net assets for the fund's first fiscal year.
(6) Assumes that the average net assets of the funds remain constant at less than $1 billion.


--------------------------------------------------------------------------------
NO PERSON IS AUTHORIZED BY TWENTIETH CENTURY TO GIVE ANY INFORMATION OR
MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY TWENTIETH CENTURY, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

                        INFORMATION REGARDING THE FUNDS
--------------------------------------------------------------------------------
INVESTMENT POLICIES OF THE FUNDS


INVESTMENT OBJECTIVES


     Twentieth   Century  offers  three  asset   allocation   funds:   Strategic
Allocation:   Conservative,   Strategic   Allocation:   Moderate  and  Strategic
Allocation: Aggressive.
     Each fund's investment objective is to obtain as high a level of total return (capital appreciation plus dividend and interest income)as is consistent with such fund's risk profile. As with all mutual funds, there can be no assurance that the funds will achieve their investment objectives.


    You should be aware that the names of the funds are intended to reflect the relative short-term price volatility risk among the three asset allocation funds offered in this prospectus and not as an indication of the manager's assessment of the riskiness of the funds as compared to other mutual funds, including other mutual funds within the Twentieth Century family of funds.


THE FUNDS


     The funds pursue a flexible approach that diversifies the funds' assets among various classes and categories of assets. Each fund has its own mix, which gives it a distinct risk profile and return potential. The three funds enable investors to select the level of risk that is appropriate for their particular situations and investment goals. See "Investment Strategy and Asset Diversification" on this page.
     STRATEGIC ALLOCATION: CONSERVATIVE. The asset mix of Strategic Allocation:
Conservative seeks to provide shareholders with regular income through its emphasis on bonds and money market securities, combined with the potential for moderate long-term total return as a result of its stake in equity securities. The fund's emphasis on bonds and money market securities should help to provide a measure of principal protection while the stock market is in a decline.
     STRATEGIC  ALLOCATION:  MODERATE.  The asset mix of  Strategic  Allocation:
Moderate emphasizes investments in equity securities, but maintains a sizable stake in bonds and money market securities. This asset mix seeks to provide long-term growth and some regular income, while helping to moderate losses when the stock market declines.
     STRATEGIC  ALLOCATION:  AGGRESSIVE.  The asset mix of Strategic Allocation:
Aggressive emphasizes investments in equity securities, but maintains a portion of its assets in bonds and money market securities. This asset mix seeks to provide long-term growth, together with a small amount of income to help cushion the volatility of the equity portfolio.


INVESTMENT STRATEGY AND ASSET DIVERSIFICATION

     The funds seek to achieve their investment objectives by pursuing a strategic asset allocation strategy. Each fund will diversify its investments among three major asset classes -- equity securities, bonds and cash equivalent instruments.
     Each fund has its own neutral mix that represents a benchmark as to how that fund's investments will be generally allocated among the major asset classes over the long term. Each fund's neutral mix is set forth below:

                                 NEUTRAL MIXES


                                 Equity                   Cash
     Fund                      Securities     Bonds    Equivalents
     -------------------------------------------------------------
     Strategic Allocation:
     Conservative                  40%         45%         15%
     -------------------------------------------------------------
     Strategic Allocation:
     Moderate                      60%         30%         10%
     -------------------------------------------------------------
     Strategic Allocation:
     Aggressive                    75%         20%         5%
     -------------------------------------------------------------

     The mix of a fund will vary over short-term periods depending on the relative performance of the various asset classes (for example, when one class of assets increases or decreases in value at a different rate than the other classes). In addition, the manager may temporarily emphasize or de-emphasize a class of assets based on market conditions regarding the relative value of the asset class in the near term. However, each fund has operating ranges that restrict the amount by which the assets of each class may fluctuate. Those operating ranges are set forth below:


                                OPERATING RANGES



                                 Equity                   Cash
     Fund                      Securities     Bonds    Equivalents
     -------------------------------------------------------------
     Strategic Allocation:
     Conservative                34-46%      38-52%      10-25%
     -------------------------------------------------------------
     Strategic Allocation:
     Moderate                    50-70%      20-40%       5-20%
     -------------------------------------------------------------
     Strategic Allocation:
     Aggressive                  60-90%       5-20%       0-15%
     -------------------------------------------------------------


     In addition to diversifying among asset classes, the assets in the equity and bond classes are further diversified among investment categories (or sectors) and styles within those classes. See "Investment Approach and Practices," below. The allocation of assets within a fund's operating range and among the different investment categories within each class is designed to provide a diversified portfolio emphasizing total return.

INVESTMENT APPROACH AND PRACTICES

     As described above, each fund's assets are allocated among major asset classes according to their respective asset mix and subject to the applicable operating ranges. Each fund's assets are further diversified among various investment categories and disciplines within the major asset classes, as described below.
     EQUITY SECURITIES. The equity portion of a fund's portfolio may be invested in any type of domestic or foreign equity security, primarily common stocks, that meets certain fundamental and technical standards of selection. The manager will utilize two distinct investment disciplines in managing the equity portion of each fund's portfolio: (1) growth; and (2) value.


     The growth discipline seeks long-term capital appreciation by investing in companies whose earnings and revenue trends meet the manager's standards of selection, which generally means that the companies have demonstrated, or, in the manager's opinion, have the prospects for demonstrating, accelerating earnings and revenues as compared to prior periods and/or industry competitors. The value investment discipline seeks capital growth by investing in equity securities of well-established companies that are believed by the manager to be temporarily undervalued.


     Management believes that both value investing and growth investing provide the potential for appreciation over time. Value investing tends to provide less volatile results. This lower volatility means that the price of value stocks tends not to fall as significantly as growth stocks do in down markets. However, value stocks do not usually appreciate as significantly as growth stocks do in up markets. In keeping with the diversification theme of these funds, and as a result of management's belief that these styles are complementary, both disciplines will be represented to some degree in each portfolio at all times.


     As noted, the value investment discipline tends to be less volatile than the growth style. As a result, Strategic Allocation: Conservative, will generally have a higher proportion of its equity investments in value stocks than the other two funds. Likewise, Strategic Allocation: Aggressive, will generally have a greater proportion of growth stocks than either Strategic
Allocation: Moderate or Strategic Allocation: Conservative.
     In addition, the equity portion of each fund's portfolio will be further diversified among small, medium and large companies. This approach provides investors with an additional level of diversification and enables investors to achieve a broader exposure to the various capitalization ranges without having to invest in multiple funds.
     Although the funds will remain exposed to each of the investment disciplines and categories described above, a particular discipline or investment category may be emphasized when, in the manager's opinion, such discipline or investment category is undervalued relative to the other disciplines or categories. See "Other Investment Practices, Their Characteristics and Risks," page 8.


     BONDS. The fixed income portion of a fund's portfolio will include U.S. Treasury securities, securities issued or guaranteed by the U.S. government or a foreign government, or an agency or instrumentality of the U.S. or a foreign government, and non-convertible debt obligations issued by U.S. or foreign corporations. The funds may also invest in mortgage-related and other asset-backed securities as described under "Mortgage-Related and Other Asset Backed Securities," page 7. As with the equity portion of a fund's portfolio, the bond portion of a fund's portfolio will be diversified among the various types of fixed income investment categories described above. The manager's strategy is to actively manage the portfolio by investing the fund's assets in sectors it believes are undervalued (relative to the other sectors) and which represent better relative long-term investment opportunities.
     The value of fixed income securities fluctuates based on changes in interest rates and in the credit quality of the issuer. Debt securities that comprise part of a fund's fixed income portfolio will primarily be limited to "investment grade" obligations. However, Strategic Allocation: Moderate may invest up to 5% of its assets, and Strategic Allocation: Aggressive may invest up to 10% of its assets, in "high yield" securities. "Investment grade" means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization [for example, at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard & Poor's Corporation ("S&P")], or, if not rated, are of equivalent investment quality as determined by the investment manager. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions and changing circumstances.
     "High yield" securities, sometimes referred to as "junk bonds," are non-convertible debt obligations that are rated below investment grade securities, or are unrated, but with similar credit quality.
     There are no credit or maturity restrictions on the fixed income securities in which the high yield portion of a fund's portfolio may be invested. Debt securities rated lower than Baa by Moody's or BBB by S&P or their equivalent are considered by many to be predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher quality debt securities. Regardless of rating levels, all debt securities considered for purchase by the fund are analyzed by the investment manager to determine, to the extent reasonably possible, that the planned investment is sound, given the investment objective of the fund. (See "An Explanation of Fixed Income Securities Ratings" in the Statement of Additional Information.)
     Under normal market conditions, the maturities of fixed-income securities in which the funds invest will range from 2 to 30 years.


     CASH EQUIVALENTS. The cash equivalent portion of a fund's portfolio may be invested in high-quality money market instruments (denominated in U.S. dollars or foreign currencies), including U.S. government obligations, obligations of domestic and foreign banks, short-term corporate debt instruments and repurchase agreements.

GENERAL PORTFOLIO MANAGEMENT

     Within each asset class, each fund's holdings will be invested across industry groups and issuers that meet its investment criteria. This diversity of investment is intended to help reduce the risk created by over-concentration in a particular industry or issuer.
     The funds are "strategic" rather than "tactical" allocation funds, which means that the manager does not try to time the market to identify the exact time when a major reallocation should be made. Instead, the manager utilizes a longer-term approach in pursuing the funds' investment objectives, and thus selects a blend of investments in the various asset classes.
     The manager regularly reviews each fund's investments and allocations and may make changes in the particular securities within each asset class or to a fund's asset mix (within the defined operating ranges) to favor investments that it believes will provide the most favorable outlook for achieving a fund's objective. Recommended reallocations may be implemented promptly or may be implemented gradually. In order to minimize the impact of reallocations on a fund's performance, the manager will generally attempt to reallocate assets gradually.
     In determining the allocation of assets among U.S. and foreign capital markets, the manager considers the condition and growth potential of the various economies; the relative valuations of the markets; and social, political, and economic factors that may affect the markets.

     In selecting securities in foreign currencies, the manager considers, among other factors, the impact of foreign exchange rates relative to the U.S. dollar value of such securities. The manager may seek to hedge all or a part of a fund's foreign currency exposure through the use of forward foreign currency contracts or options thereon. See "Forward Currency Exchange
Contracts," page 9.

     The funds attempt to diversify across asset classes and investment categories to a greater extent than mutual funds that invest primarily in equity securities or primarily in fixed income securities. However, the funds are designed to fit three general risk profiles and may not provide an appropriately balanced investment plan for all investors.


     The funds' investment objectives, as identified on the front cover of this prospectus, and any other investment policies designated as "fundamental" in this prospectus or in the statement of additional information, cannot be changed without the approval of the shareholders entitled to cast a majority of the outstanding votes of the corporation, as defined by the Investment Company Act. Unless otherwise noted, all other investment policies and practices are nonfundamental and may be changed without shareholder approval.


OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS AND RISKS

EQUITY SECURITIES

     In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents. Other equity securities and equity equivalents include securities that permit the fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible debt securities.
     Each fund will limit its purchase of convertible debt securities to those that, at the time of purchase, are rated at least B- by S&P or B3 by

Moody's, or if not rated by S&P or Moody's are of equivalent investment quality as determined by the manager. No more than 35% of a fund's assets may be invested in convertible debt securities and other high yield, non-convertible debt securities rated below investment grade. Debt securities rated below the four highest categories are not considered "investment grade" obligations. These securities have speculative characteristics and present more credit risk than investment grade obligations. For a description of the S&P and Moody's ratings categories, see "An Explanation of Fixed Income Securities Ratings," page 5 of the Statement of Additional Information. Equity equivalents may also include securities whose value or return is derived from the value or return of a different security. Depositary receipts are an example of the type of equity equivalent security in which the funds might invest.


FOREIGN SECURITIES


     Each fund may invest in the securities of foreign issuers, including debt securities of foreign governments and their agencies, when these securities meet its standards of selection. Strategic Allocation: Conservative will generally invest between 7 and 17% of its assets in foreign securities; Strategic
Allocation: Moderate will generally invest between 10 and 30% of its assets in foreign securities; and Strategic Allocation: Aggressive will generally invest between 15 and 35% of its assets in foreign securities. With regard to foreign investments by Strategic Allocation: Conservative, the principal activities of such issuers will be located in developed countries. With regard to Strategic
Allocation: Aggressive and Strategic Allocation: Moderate, the principal activities of such issuers may be located in either developed or developing countries, but the majority of the activities will be in developed countries.


     The funds may make such investments either directly in foreign securities or indirectly by purchasing depositary receipts or depositary shares of similar instruments ("depositary receipts") for foreign securities. Depositary receipts are securities that are listed on exchanges or quoted in the domestic over-the-counter markets in one country but represent shares of issuers domiciled in another country. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.
     Subject to its investment objective and policies, each fund may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers and debt securities of foreign governments and their agencies. The credit quality standards applicable to domestic securities purchased by each fund are also applicable to its foreign securities investments.
     Investments in foreign securities may present certain risks, including those resulting from fluctuations in currency exchange rates, future political and economic developments, reduced availability of public information concerning issuers, and the fact that foreign issuers are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic issuers.


     Strategic Allocation: Moderate and Strategic Allocation: Aggressive may invest a portion of their international holdings in securities of issuers in emerging market (developing) countries. Investing in emerging market countries involves significantly higher risk than investing in countries with developed markets as a result of uncertainty regarding the companies and the markets in which they operate. Securities prices can be more volatile than in developed countries as a result of investor concerns regarding the stability of the government, internal economic pressures, and the impact of external economic factors. In addition, securities markets in emerging market countries may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and in volatility in
                                       8
the price of securities traded on those markets. Also, securities markets in emerging market countries typically offer less regulatory protection for investors. See "Investing in Emerging Market Countries" on page 7 of the Statement of Additional Information.


MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

     The funds may purchase mortgage-related and other asset-backed securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the residential mortgage loans that underlie the securities (net of fees paid to the issuer or guarantor of the securities).
     Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the funds to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment were purchased at a premium, in the event of prepayment, the value of the premium would be lost. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities.
     Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government in the case of securities guaranteed by the Government National Mortgage Association (GNMA), or guaranteed by agencies or instrumentalities of the U.S. government in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC), which are supported only by the discretionary authority of the U.S. government to purchase the agency's obligations.
     Mortgage pass-through securities created by nongovernmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers, or the mortgage poolers.
     The funds may also invest in collateralized mortgage obligations (CMOs). CMOs are mortgage-backed securities issued by government agencies; single-purpose, stand-alone financial subsidiaries; trusts established by financial institutions; or similar institutions. The funds may buy CMOs that meet the following criteria:
     o Are collateralized by pools of mortgages in which payment of principal and interest of each mortgage is guaranteed by an agency or instrumentality of the U.S. government;
     o Are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer, and the guarantee is collateralized by U.S. government securities;
     o Are securities in which the proceeds of the issue are invested in mortgage securities and payments of principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.

FORWARD CURRENCY EXCHANGE CONTRACTS AND OPTIONS THEREON

     Some of the securities held by the funds may be denominated in foreign currencies. Other securities, such as depositary receipts, may be denominated in U.S. dollars but have a value that is dependent on the performance of a foreign security, as valued in the currency of its home country. As a result, the value of a fund's
                                       9
portfolio may be affected by changes in the exchange rate between foreign currencies and the U.S. dollar, as well as by changes in the market value of the securities themselves. The performance of foreign currencies relative to the dollar may be a factor in a fund's overall performance.


     To protect against adverse movements in exchange rates between currencies, the funds may, for hedging purposes only, enter into forward currency exchange contracts and buy put and call options relating to interest rate futures contracts. A forward currency exchange contract obligates the fund to purchase or sell a specific currency at a future date at a specific price. An option is a contractual right to acquire a financial asset, such as a security, the securities of a market index, a foreign currency or a foreign currency exchange contract, at a specific price at the end of a specified term.
     Each fund may elect to enter into a forward currency exchange contract or an option thereon with respect to a specific purchase or sale of a security, or with respect to the fund's portfolio positions generally.
     By entering into a forward currency exchange contract or an option thereon with respect to the specific purchase or sale of a security denominated in a foreign currency, the funds can "lock in" an exchange rate between the trade and settlement dates for that purchase or sale. This practice is sometimes referred to as "transaction hedging." Each fund may enter into transaction hedging contracts with respect to all or a substantial portion of its foreign securities trades.
     When the manager believes that a particular currency may decline in value compared to the dollar, the funds may enter into forward currency exchange contracts or options thereon to sell an amount of foreign currency equal to the value of some or all of a fund's portfolio securities either denominated in, or whose value is tied to, that currency. This practice is sometimes referred to as "portfolio hedging." A fund may not enter into a portfolio hedging transaction where the fund would be obligated to deliver an amount of foreign currency in excess of the aggregate value of the fund's portfolio securities or other assets denominated in, or whose value is tied to, that currency.


     The funds will make use of portfolio hedging to the extent deemed appropriate by the manager. However, it is anticipated that the funds will enter into portfolio hedges much less frequently than transaction hedges.


     If a fund enters into a forward currency exchange contract or an option thereon, the fund, when required, will instruct its custodian bank to segregate cash or liquid high-grade securities in a separate account in an amount sufficient to cover its obligation under the contract. For options sold, a fund will segregate cash or liquid high-grade securities equal to the value of the securities underlying the options unless the options are otherwise secured. Those assets will be valued at market daily, and if the value of the segregated securities declines, additional cash or securities will be added so that the value of the account is not less than the amount of the fund's commitment. At any given time, no more than 10% of a fund's assets will be committed to a segregated account in connection with portfolio hedging transactions.


     Predicting the relative future values of currencies is very difficult, and there is no assurance that any attempt to protect the funds against adverse currency movements through the use of forward currency exchange contracts will be successful. In addition, the use of forward currency exchange contracts tends to limit the potential gains that might result from a positive change in the relationship between the foreign currency and the U.S.
dollar.

PORTFOLIO TURNOVER

     Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to a fund's objectives. Management believes that the rate of portfolio turnover is irrelevant when it believes a change is in order to achieve those objectives and, accordingly, the annual portfolio turnover rate cannot be accurately predicted.
     The portfolio turnover of the funds may be higher than other investment companies with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost that the funds pay directly. Portfolio turnover may also affect the character of capital gains, if any, realized and distributed by a fund since short-term capital gains are taxable as ordinary income.


     The manager estimates, pursuant to SEC requirements, that the rate of portfolio turnover will, generally, not exceed 150% per year.


REPURCHASE AGREEMENTS

     Each fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the fund's investment policies.
     A repurchase agreement occurs when a fund purchases an interest-bearing obligation from a bank or broker-dealer registered under the Securities Exchange Act of 1934 and simultaneously agrees to sell it back on a specified date in the future (usually less than one week later) at a higher price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security and is considered by the staff of the Securities and Exchange Commission to be a loan by the fund.
     A fund's risk in connection with repurchase agreements is the ability of the seller to pay the repurchase price on the repurchase date. If the seller defaults, the fund may incur costs, delays or losses. Management monitors the creditworthiness of sellers.
     The funds will enter into repurchase agreements only with those commercial banks and broker-dealers whose creditworthiness has been reviewed and found satisfactory by the funds' management pursuant to criteria adopted by the funds' board of directors.


FUTURES CONTRACTS

     Each fund may enter into domestic and foreign futures contracts. A futures contract is an agreement to take or make delivery of a financial asset at a specific price at the end of the contract period. Some futures contracts, such as market index futures, require settlement in cash based on the difference between the value of the underlying financial assets at the beginning and at the end of the contract period. Rather than actually purchasing the specific financial assets, or the securities of a market index, the manager may purchase a futures contract, which reflects the value of such underlying securities. For example, S&P 500 futures reflect the value of the underlying companies that comprise the S&P 500 Composite Stock Price Index. If the aggregate market value of the underlying index securities increases or decreases during the contract period, the value of the S&P 500 futures can be expected to reflect such increase or decrease. The manager may use index futures to efficiently expose to the equity markets a portion of a fund's assets that is being held for future investment opportunities.
     When a fund enters into a futures contract, it must make a deposit of cash or high-quality debt securities, known as "initial margin," as partial security for its performance under the contract. As the value of the underlying financial assets fluctuates, either party to the contract is required to make additional margin payments, known as "variation margin," to cover any additional obligation it may have under the contract. Assets set aside by a fund as initial or variable margin may not be disposed of so long as the fund maintains the contract.


     The funds may not purchase leveraged futures. A fund will deposit in a segregated account with its custodian bank cash or high-quality debt securities in an amount equal to the fluctuating market value of the index contracts it has purchased, less any margin deposited on its position. The funds will only invest in exchange-traded futures.

DERIVATIVE SECURITIES

     To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as "derivative" securities. Generally, a derivative is a financial arrangement the value of which is based on, or "derived" from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as "index/structured" securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts or S&P 500 futures), currencies, interest rates, indices or other financial indicators ("reference indices").
     Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.
     There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.
     No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the S&P 500 Index would be a permissible investment since each of the funds may invest in the securities of companies comprising the S&P 500 Index (assuming they otherwise meet the other requirements for the fund), while a security whose underlying value is linked to the price of oil would not be a permissible investment since the funds may not invest in oil and gas leases or futures.


     The return of a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.
     There are a range of risks associated with derivative investments, including:
     o the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio manager anticipates;
     o the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;
     o the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and
     o the risk that the counterparty will fail to perform its obligations.
     The board of directors has approved the manager's policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The manager will report on fund activity in derivative securities to the board of directors as necessary. In addition, the board will review the manager's policy for investments in derivative securities annually.


WHEN-ISSUED SECURITIES

     Each fund may purchase new issues of securities on a when-issued basis without limit when, in the opinion of the manager, such purchases will further the investment objectives of such fund. The price of when-issued securities is established at the time the commitment to purchase is made. Delivery of and payment for these securities typically occur 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of deliv-ery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. A separate account consisting of cash or high-quality liquid debt securities in an amount at least equal to the when-issued commitments will be established and maintained with the custodian. No income will accrue to the fund prior to delivery.

SHORT SALES

     Each fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire an equal amount of the security being sold short at no additional cost. These transactions allow a fund to hedge against price fluctuations by locking in a sale price for securities it does not wish to sell immediately.
     A fund may make a short sale when it wants to sell the security it owns at a current attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes and for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code.

144A SECURITIES

     The funds may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet Twentieth Century's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional buyers rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.
     With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the board of directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the board of directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the board of directors of Twentieth Century has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the manager. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.
     Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, Twentieth Century will consider appropriate remedies to minimize the effect on such fund's liquidity. No fund may invest more than 15% of its assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of fund shares).

PERFORMANCE ADVERTISING

     From time to time, Twentieth Century may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return.


     Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the fund's cumulative total return over the same period if the fund's performance had remained constant throughout.

     A quotation of yield reflects a fund's income over a stated period of time, expressed as a percentage of the fund's share price.
     Yield is calculated by adding over a 30-day (or one month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.
     Yields are calculated according to accounting methods that are standardized in accordance with SEC rules for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, a fund's yield may not equal the income paid on your shares or the income reported in the fund's financial statements.
     Each fund also may include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, fund performance may be compared to the performance of other mutual funds or mutual fund portfolios with comparable investment objectives and policies through various mutual fund or market indices (such as those prepared by Dow Jones & Co., Inc. Standard & Poor's Corporation, Shearson Lehman Brothers, Inc., J. P. Morgan & Company, Inc., Salomon Brothers, Inc., Morgan Stanley Capital International, Donoghue's Money Fund Average, the Bank Rate Monitor National Index of 2 1/2-year CD rates, IFC Global Composite Index), and to composite indices consisting of two or more of the above to more accurately reflect fund holdings, and to data prepared by Lipper Analytical Services, Inc. or Morningstar, Inc., and to the Consumer Price Index. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, Pensions and Investments, U.S.A. Today, and other similar publications or services. In addition to performance information, general information about the funds that appears in a publication such as those mentioned above may be included in advertisements and in reports to shareholders. It may also be combined or blended with other funds in the Twentieth Century family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.


     All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.

                      HOW TO INVEST WITH TWENTIETH CENTURY
--------------------------------------------------------------------------------

TWENTIETH CENTURY FAMILY OF FUNDS


     In addition to the funds offered by this prospectus, the Twentieth Century family of funds also includes funds offered by Twentieth Century Investors, Inc., Twentieth Century World Investors, Inc., Twentieth Century Capital Portfolios, Inc. and Twentieth Century Premium Reserves, Inc. Please call the Investors Line for a prospectus and additional information about the other funds in the Twentieth Century family of funds.
     The Twentieth Century family of mutual funds also now includes the funds offered by The Benham Group as a result of the acquisition of Benham Management Corporation, the investment manager of The Benham Group, by Twentieth Century Companies, Inc. The Benham Group offers several funds with investment objectives similar to funds within the Twentieth Century family, but with different fee structures. You also may wish to consider the funds of The Benham Group for your investment needs. For a prospectus and more information about those funds, please call 1-800-331-8331.


INVESTING IN TWENTIETH CENTURY


     The funds offered by this prospectus, Strategic Allocation: Conservative, Strategic Allocation: Moderate and Stratetic Allocation: Aggressive, are available as investment options in your employer-sponsored retirement or savings plan. All orders to purchase shares must be made through your employer. The administrator of your plan or your employee benefits office can provide you with information on how to participate in your plan and how to select a Twentieth Century investment option.


     If you have questions about the funds, see, "Investment Policies of the Funds," page 4, or call Twentieth Century at 1-800-345-3533.
     Orders to purchase shares are effective on the day Twentieth Century receives payment. See "When Share Price is Determined," page 17.
     Twentieth Century may discontinue offering shares generally in either fund or in any particular state without notice to shareholders.

HOW TO EXCHANGE YOUR INVESTMENT FROM ONE TWENTIETH CENTURY FUND TO ANOTHER

     Your plan may permit you to exchange your investment from the shares of the funds to shares of another fund in the Twentieth Century family of funds. See your plan administrator or employee benefits office for details on the rules in your plan governing exchanges, or call Twentieth Century's Institutional Sales and Service Line at 1-800-345-3533. Exchange will be accepted by Twentieth Century only as permitted by your plan.
     Exchanges are made at the respective net asset values, next computed after receipt of the exchange instruction by Twentieth Century. If in any 90-day period, the total of the exchanges and redemptions from any one plan participant's account exceeds the lesser of $250,000 or 1% of a fund's assets, further exchanges will be subject to special requirements to comply with Twentieth Century's policy on large redemptions. See "Special Requirements for Large Redemptions," page 16.

HOW TO REDEEM SHARES

     Subject to any restrictions imposed by your employer's plan, you can sell ("redeem") your shares through the plan at their net asset value. Your plan administrator, trustee or other designated person must provide Twentieth Century with redemption instructions. The shares will be redeemed at the net asset value next computed after receipt of the instructions in good order.

See "When Share Price Is Determined," page 17. If you have any questions about how to redeem, contact your plan administrator or your employee benefits office.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

     Twentieth Century has elected to be governed by Rule 18f-1 under the Investment Company Act, which obligates each fund to redeem shares in cash, with respect to any one participant account during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the fund. Although redemptions in excess of this limitation will also normally be paid in cash, Twentieth Century reserves the right to honor these redemptions by making payment in whole or in part in readily marketable securities (a "redemption-in-kind"). If payment is made in securities, the securities will be selected by the fund, will be valued in the same manner as they are in computing the fund's net asset value and will be provided to the redeeming plan participant in lieu of cash without prior notice.
     If you expect to make a large redemption and would like to avoid any possibility of being paid in securities, you may do so by providing Twentieth Century with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of transaction. Receipt of your instruction 15 days prior to the transaction provides a fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimizes the effect of the redemption on the fund and its remaining shareholders.
     Despite its right to redeem fund shares through a redemption-in-kind, Twentieth Century does not expect to exercise this option unless a fund has an unusually low level of cash to meet redemptions and/or is experiencing unusually strong demands for its cash. Such a demand might be caused, for example, by extreme market conditions that result in an abnormally high level of redemption requests concentrated in a short period of time. Absent these or similar circumstances, Twentieth Century expects redemptions in excess of $250,000 to be paid in cash in any fund with assets of more than $50 million if total redemptions from any one account in any 90-day period do not exceed one-half of 1% of the total assets of the fund.

TELEPHONE SERVICES

INSTITUTIONAL SALES AND SERVICE LINE

     You may reach a Twentieth Century Institutional Service Representative by calling 1-800-345-3533. You may request information about our funds and a current prospectus or get answers to any questions that you may have about the funds and the services we offer.

AUTOMATED INFORMATION LINE

     In addition to reaching us on our Institutional Sales and Service Line, you may also reach us by telephone on our Automated Information Line, 24 hours a day, seven days a week, at 1-800-345-8765. By calling the Automated Information Line you may listen to fund prices, yields and total return figures.

                     ADDITIONAL INFORMATION YOU SHOULD KNOW
--------------------------------------------------------------------------------
SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

     The price of your shares is their net asset value next determined after receipt of your instruction to purchase, exchange or redeem. Net asset value is determined by calculating the total value of a fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. Net asset value is determined on each day that the NYSE is open.
     Investments and requests to redeem shares will receive the share price next determined after receipt by Twentieth Century of the investment or redemption request. For example, investments and requests to redeem shares received by Twentieth Century before the close of business on the NYSE are effective on, and will receive the price determined, that day as of the close of the Exchange. Redemption requests received thereafter are effective on, and receive the price determined, as of the close of the Exchange on the next day the Exchange is open.
     Investments are considered received only when your check or wired funds are received by Twentieth Century. Wired funds are considered received on the day they are deposited in Twentieth Century's bank account if they are deposited before the close of business on the Exchange, usually 3 p.m. Central time.
     Investments by telephone pursuant to your prior authorization to Twentieth Century to draw on your bank account are considered received at the time of your telephone call.
     Investment and transaction instructions received by Twentieth Century on any business day by mail at its office prior to the close of business on the Exchange, usually 3 p.m. Central time, will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

HOW SHARE PRICE IS DETERMINED

     The valuation of assets for determining net asset value may be summarized as follows:
     Portfolio securities of each fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked price is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the board of directors.
     Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the board of directors.
     Pursuant to a determination by Twentieth Century's board of directors that such value represents fair value, debt securities with maturities of 60 days or less are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.
     The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the NYSE, usually 3 p.m. Central time, if that is earlier. That value is then converted to dollars at the prevailing foreign exchange rate.

     Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the NYSE is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined, which was likely to materially change the net asset value, then that security would be valued at fair value as determined by the board of directors. Trading of these securities in foreign markets may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the Exchange is not open and on which a fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and the value of a fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

     The net asset values of the funds will be published in leading newspapers daily upon meeting the minimum fund size and number of shareholders for each listing. The net asset value of each fund may also be obtained by calling Twentieth Century at 1-800-345-2021. See "Telephone Services," page 16.

DISTRIBUTIONS


     Distributions from net investment income and net realized securities gains, if any, generally are declared and paid once a year, but the funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the Investment Company Act.


GENERAL INFORMATION ABOUT DISTRIBUTIONS


     Distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 and distributions on shares purchased within the last 15 days, however, will not be paid in cash and will be reinvested. You may elect to have distributions on shares of Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 59 1/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date.


     The board of directors may elect not to distribute capital gains in whole or in part to take advantage of loss carryovers.
     A distribution on shares of a fund does not increase the value of your shares or your total return. At any given time, the value of your shares includes the undistributed net gains, if any, realized by the fund on the sale of portfolio securities and undistributed dividends and interest received, less fund expenses.
     Because undistributed gains and dividends are included in the value of your shares prior to distribution, when they are distributed, the value of your shares will be reduced by the amount of the distribution. If you buy your shares just before the distribution, you will pay the full price for your shares and then receive a portion of the purchase price back as a taxable distribution. See "Taxes," page 19.
     If your distribution is reinvested in additional shares, the distribution has no effect on the total value of your investment; while you own more shares, the price of each share has been reduced by the amount of the distribution. Likewise, if you take your distribution in cash, the value of your shares after the record date plus the cash received is equal to the value of the shares before the record date. For example, if your shares immediately before the distribution have a value of $10, including $2 in dividends and capital gainsrealized by the fund during the year, and if the $2 is distributed, the value will decline to $8. If the $2 is reinvested at $8 per share, you will receive .250 shares, so that, after the distribution, you will have 1.250 shares at $8 per share, or $10, the same as before.

TAXES

     Twentieth Century has elected to be taxed as a regulated investment company under Sub-chapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income taxes.
     Distributions of net investment income and net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable as long-term capital gains regardless of the length of time you have held the shares on which such distributions are paid. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.
     Dividends and interest received by the funds on foreign securities, and, in limited circumstances capital gains realized by the funds upon the sale of such securities, may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments by non-resident investors. The foreign taxes paid by a fund will reduce its dividends.
     Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) remains the same. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains. See "General Information About Distributions," page 18.
     In January of the year following the distribution, Twentieth Century will send you a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes.
     Distributions also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations, which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax adviser about the tax status of such distributions in your own state.
     If you have not complied with certain provisions of the Internal Revenue Code and Regulations, Twentieth Century is required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. PAYMENTS REPORTED BY TWENTIETH CENTURY THAT OMIT YOUR SOCIAL SECURITY NUMBER OR TAX IDENTIFICATION NUMBER WILL SUBJECT TWENTIETH CENTURY TO A PENALTY OF $50, WHICH WILL BE CHARGED AGAINST YOUR ACCOUNT IF YOU FAIL TO PROVIDE THE CERTIFICATION BY THE TIME THE REPORT IS FILED. THIS CHARGE IS NOT REFUNDABLE. See "Tax Identification Number," page 16.
     Redemption of shares of a fund will be a taxable transaction for federal income tax purposes and shareholders will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and generally will be long term if shareholders have held such shares for a period of more than one year. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

MANAGEMENT

INVESTMENT MANAGEMENT

     Under the laws of the State of Maryland, the board of directors is responsible for managing the business and affairs of Twentieth Century. Acting pursuant to an investment management agreement entered into with Twentieth Century, Investors Research Corporation ("Investors Research") serves as the investment manager of Twentieth Century. Its principal place of business is Twentieth Century Tower, 4500 Main Street, Kansas City, Missouri, 64111. Investors Research has been providing investment advisory services to investment companies and institutional clients since 1958.
     Investors Research supervises and manages the investment portfolio of Twentieth Century and directs the purchase and sale of its investment securities. Investors Research utilizes a team of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the funds. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the funds' portfolios and the funds' asset mix as it deems appropriate in pursuit of the funds' investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the funds or of sectors of the funds as necessary between team meetings.
     In June 1995, Twentieth Century Companies, Inc. ("TCC"), the parent of Investors Research, acquired Benham Management International, Inc. In the acquisition, Benham Management Corporation ("BMC"), the investment adviser to the Benham Group of Mutual Funds, became a wholly owned subsidiary of TCC. Certain employees of BMC will be providing investment management services to Twentieth Century funds, while certain Twentieth Century employees will be providing investment management services to Benham funds.
     The portfolio manager members of the teams managing the funds described in this prospectus and their work experience for the last five years are as follows:

     ROBERT C. PUFF JR., Executive Vice President and Chief Investment Officer, joined Twentieth Century in 1983. In his position as Chief Investment Officer, Mr. Puff oversees the investment activities of all of the teams that manage Twentieth Century funds.

     CHRISTOPHER K. BOYD, Vice President and Portfolio Manager, joined Twentieth Century in March 1988 as an Investment Analyst, a position he held until December 1990. At that time he was promoted to Assistant Portfolio Manager, and then was promoted to Portfolio Manager in December 1992. He is a member of the team that manages Growth Investors and Ultra Investors.
     C. CASEY COLTON, a Portfolio Manager for BMC, joined BMC in 1990 as a Municipal Analyst. Mr. Colton was promoted to Portfolio Manager in 1995 and co-manages the Benham GNMA Income Fund.
     PHILLIP N. DAVIDSON, Vice President and Portfolio Manager, joined Twentieth Century in September 1993 as a Portfolio Manager. Prior to joining Twentieth Century, Mr. Davidson served as an investment manager for Boatmen's Trust Company in St. Louis, Missouri.

     DEREK FELSKE, Vice President and Portfolio Manager, joined Twentieth Century in September 1993 as a Portfolio Manager. He is a member of the team that manages Growth Investors and Ultra Investors. Prior to joining Twentieth Century, Mr. Felske served as a member of the portfolio management team of RCM Capital Management, a San Francisco, California-based investment management firm, a position he held from May 1991 to September 1993. From September 1989 to May 1991, Mr. Felske attended the University of Pennsylvania-Wharton School of Business, where he obtained an MBA in finance.
     GLENN A. FOGLE, Vice President and Portfolio Manager, joined Twentieth Century in September 1990 as an Investment Analyst, a position he held until March 1993. At that time he was promoted to Portfolio Manager. He is a member of the team that manages Vista Investors and Giftrust Investors.
     NORMAN E. HOOPS, Senior Vice President and Fixed Income Portfolio Manager, joined Twentieth Century as Vice President and Portfolio Manager in November 1989. In April 1993, he became Senior Vice President. He is a member of the team that manages Limited-Term Bond, Intermediate-Term Bond, Long-Term Bond and the fixed income portion of Balanced Investors.
     DAVID SCHROEDER, Vice President and Portfolio Manager for BMC, joined BMC in July 1990. Mr. Schroeder has primary responsibility for the day-to-day
operations  of  the  Benham  Treasury  Note,  Benham   Short-Term,   and  Benham
Long-Term Funds. He also manages Benham Target Maturities Trust.
     JEFFREY R. TYLER, Senior Vice President and Portfolio Manager for BMC, joined BMC in January 1988 as a Portfolio Manager. Mr. Tyler supervises the team of other Portfolio Managers who assist in the management of the various investment categories of the funds. Mr. Tyler also co-manages the Benham GNMA Income Fund. He also has primary responsibility for the day-to-day operations of the Benham Capital Manager Fund and oversees the portfolio manager's operation of the Benham European Government Bond Fund.
     THEODORE J. TYSON, Vice President and Portfolio Manager, joined Investors Research in 1988 and has been a member of the International Equity and International Emerging Growth team since its inception in 1991.
     PETER A. ZUGER, Vice President and Portfolio Manager, joined Twentieth Century in June 1993 as a Portfolio Manager. Prior to joining Twentieth Century, Mr. Zuger served as an investment manager in the Trust Department of NBD Bancorp in Detroit, Michigan.
     The activities of Investors Research are subject only to directions of Twentieth Century's board of directors. Investors Research pays all the expenses of Twentieth Century except brokerage, taxes, interest, fees and expenses of the non-interested person directors (including counsel fees) and extraordinary expenses.


     For the services provided to Twentieth Century, Investors Research receives an annual fee of 1.00% of average net assets up to $1 billion and .90% of average net assets in excess of $1 billion for Strategic Allocation:
Conservative, 1.10% of average net assets up to $1 billion and 1.00% of average net assets in excess of $1 billion for Strategic Allocation: Moderate, and 1.20% of average net assets up to $1 billion and 1.10% of average net assets in excess of $1 billion for Strategic Allocation: Aggressive. On the first business day of each month, each fund pays a management fee to the manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for such fund by the aggregate average daily closing value of each fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).


     The management fees paid by the funds to Investors Research may be higher than those
                                       21
paid by many investment companies. However, most if not all of such companies also pay, in addition, certain of their own expenses, while virtually all of the funds' expenses, except as specified above, are paid by Investors Research.

CODE OF ETHICS


     Twentieth Century and Investors Research have adopted a Code of Ethics, which restricts personal investing practices by employees of Investors Research and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the funds' portfolios obtain preclearance before executing personal trades. With respect to portfolio managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage those funds.


TRANSFER AND ADMINISTRATIVE SERVICES

     Twentieth Century Services, Inc., 4500 Main Street, Kansas City, Missouri, 64111, acts as transfer, administrative services and dividend paying agent for Twentieth Century. It provides facilities, equipment and personnel to Twentieth Century and is paid for such services by Investors Research. Certain recordkeeping services that would otherwise be performed by Twentieth Century Services, Inc., may be performed by an insurance company or other entity providing similar services for various retirement plans using shares of Twentieth Century as a funding medium or by broker-dealers for their customers investing in shares of Twentieth Century. Investors Research may elect to enter into a contract to pay them for such services.
     From time to time, special services may be offered to shareholders who maintain higher share balances in the funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by Investors Research.
     Investors Research and Twentieth Century Services, Inc., are both wholly owned by Twentieth Century Companies, Inc. James E. Stowers Jr., chairman of the board of Twentieth Century Strategic Portfolios, controls Twentieth Century Companies by virtue of his ownership of a majority of its common stock.

FURTHER INFORMATION ABOUT TWENTIETH CENTURY


     Twentieth Century Strategic Asset Allocations, Inc. was organized as a Maryland corporation on April 4, 1994.


     Twentieth Century is a diversified, open-end management investment company whose shares were first offered for sale February 15, 1996. Its business and affairs are managed by its officers under the direction of its board of directors.
     The principal office of Twentieth Century is Twentieth Century Tower, 4500 Main Street, P.O. Box 419200, Kansas City, Missouri, 64141-6200. All inquiries may be made by mail to that address, or by phone to 1-800-345-2021. (For local Kansas City area or international callers: 816-531-5575.)


     Twentieth  Century  Strategic Asset  Allocations,  Inc. issues three series of  $0.01  par  value  shares,  Strategic  Allocation:  Conservative,  Strategic
Allocation: Moderate and Strategic Allocation: Aggressive. The assets belonging to each series of shares are held separately by the custodian, and, in effect, each series is a separate fund. Each share, when issued, is fully paid and non-assessable.

Each share, irrespective of series, is entitled to one vote for each dollar of net asset value applicable to such share on all questions, except for those matters that must be voted on separately by the series of shares affected. Matters affecting only one series are voted upon only by that series.
     Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect all of the directors if they choose to do so, and in such event the holders of the remaining shares will not be able to elect any person or persons to the board of directors.
     Unless required by the Investment Company Act, it will not be necessary for Twentieth Century to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of directors or the appointment of auditors. However, pursuant to Twentieth Century's bylaws, the holders of at least 10% of the votes entitled to be cast may request Twentieth Century to hold a special meeting of shareholders. Twentieth Century will assist in the communication with other shareholders.
     TWENTIETH CENTURY RESERVES THE RIGHT TO CHANGE ANY OF ITS POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

                                                     TWENTIETH CENTURY
                                                      Strategic Asset
                                                     Allocations, Inc.

                                                  Institutional Prospectus
                                                     February 15, 1996


[company logo]

Investments That Work(TM)
---------------------------------------
P.O. Box 419200
---------------------------------------
Kansas City, Missouri
---------------------------------------
64141-6200
---------------------------------------
Person-to-person assistance:
1-800-345-2021 or 816-531-5575
---------------------------------------
Automated information line:
1-800-345-8765
---------------------------------------
Telecommunications Device for the Deaf:
1-800-634-4113 or 816-753-1865
---------------------------------------
Fax: 816-340-7962
---------------------------------------

                                                    [company logo]
================================================================================
--------------------------------------------------------------------------------
IN-BKT 3992
9602

(C) 1996 Twentieth Century Services, Inc.

PART C.  OTHER INFORMATION.

ITEM 24. Financial Statements and Exhibits

         (a)      Financial Statements

                  1.    Financial Statements filed in Part A of the Registration
                        Statement:

                                  NONE

                  2.    Financial Statements filed in Part B of the Registration
                        Statement:

                        (i) Report of Independent Auditors, dated February 1, 1996.1

                        (ii)   Statement of Net Assets, dated February 1, 1996.1

          (b)     Exhibits.

                  1.    (a)  Articles  of   Incorporation   of  Twentieth
                             Century Strategic Asset Allocations, Inc.2


                        (b) Articles of Amendment of Twentieth Century Strategic Asset Allocations, Inc., dated November 28, 1995.2

                        (c) Articles Supplementary of Twentieth Century Strategic Asset Allocations, Inc., dated December 28, 1995.1 (EX-99.B1c)

                        (d) Articles of Amendment of Twentieth Century Strategic Asset Allocations, Inc., dated January 30, 1996.1 (EX-99.B1d)

                        (e)  Articles Supplementary of Twentieth
                             Century Strategic Asset Allocations, Inc., dated January 30, 1996.1 (EX-99.B1e)

                  2. By-Laws of Twentieth Century Strategic Asset Allocations Allocations, Inc.2

                  3.    Voting Trust Agreements:

                                  NONE

                  4.    Instruments Defining Rights of Shareholders:

                                  NONE

                  5. Management Agreement, dated as of February 1, 1996, by and between Twentieth Century Strategic Asset Allocations, Inc. and Investors Research Corporation.1 (EX-99.B5)

                  6.    Underwriting Agreements:

                                  NONE



---------------------------------
1   Filed herewith

2   Previously filed

                  7.    Bonus and Profit Sharing Plan, Etc.:

                                  NONE

                  8.   (a) Custodian Agreement, dated as of February 1, 1996, by
                           and between Twentieth Century Strategic Asset Allocations, Inc. and The Chase Manhattan Bank, N.A.1 (EX-99.B8a)

                       (b) Custodian Agreement, dated as of February 1, 1996, by
                           and between Twentieth Century Strategic Asset Allocations, Inc. and Boatmen's First National Bank of Kansas City.1 (EX-99.B8b)

                       (c) Custody Agreement, dated September 12, 1995, by and
                           among United Missouri Bank of Kansas City, N.A., Investors Research Corporation, Twentieth Century Investors, Inc., Twentieth Century World Investors, Inc., Twentieth Century Premium Reserves, Inc., and Twentieth Century Capital Portfolios, Inc.1 (EX-99.B8c)

                       (d) Custodian Agreement for ACH transactions, dated as of
                           February 1, 1996, by and between Twentieth Century Strategic Asset Allocations, Inc. and United Missouri Bank of Kansas City, N.A.1 (EX-99.B8d)

                       (e) Amendment No. 1 to Custody Agreement, dated January
                           25, 1996, by and among the United Missouri Bank of Kansas City, N.A., Investors Research Corporation, Twentieth Century Investors, Inc., Twentieth Century World Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century Capital Portfolios, Inc., and Twentieth Century Strategic Asset Allocations, Inc.1 (EX-99.B8e)

                  9. Transfer Agency Agreement, dated as of February 1, 1996, by and between Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century Services, Inc.1 (EX-99.B9)

                  10. Opinion and consent of Charles A . Etherington, Esq.1 (EX-99.B10)

                  11.  Consent of Ernst & Young LLP.1 (EX-99.B11)

                  12.  Annual Report:

                              NONE

                  13.  Agreements of Initial Capital, Etc.:

                              NONE

                  14. Model Retirement Plans (filed as Exhibits 14a, 14b, 14c and 14d to Pre-Effective Amendment No.2 to the Registration Statement on Form N-1A of Twentieth Century World Investors, Inc., Commission File No. 33-39242, filed May 6, 1991, and incorporated herein by reference).


                                       2


---------------------------
1   Filed herewith

2   Previously filed

                  15.  12b-1 Plans:

                             NONE

                  16.  Schedule of Computation for Performance Advertising
                       Quotations:

                             NONE

                  17.  Financial Data Schedule:

                             NONE

                  18.  18f-3 Plans:

                             NONE

                  19.  Power of Attorney.2

ITEM 25.          Persons Controlled by or Under Common Control with Registrant:

                             NONE

ITEM 26.          Number of Holders of Securities:

                             NONE

ITEM 27.          Indemnification.

                  The Registrant is a Maryland corporation. Section 2-418 of the Maryland General Corporation Law allows a Maryland corporation to indemnity its officers, directors, employees and agents to the extent provided in such statute.

                  Article Ninth of the Registrant's Articles of Incorporation,
                  Exhibit 1, requires the indemnification of the Registrant's directors and officers to the extent permitted by Section 2-418 of the Maryland General Corporation Law, the Investment Company Act of 1940 and all other applicable laws.

                  The Registrant intends to purchase an insurance policy insuring its officers and directors against certain liabilities that such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

                                       3



-------------------------
2   Previously filed

ITEM 28.          Business and Other Connections of Investment Advisor.

                  Investors Research Corporation, the investment advisor, is engaged in the business of managing investments for registered investment companies, deferred compensation plans and other institutional investors.

ITEM 29.          Principal Underwriters:

                             NONE

ITEM 30.          Location of Accounts and Records.

                  All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of Registrant, Twentieth Century Services, Inc. and Investors Research Corporation, all located at 4500 Main Street, Kansas City, Missouri 64111.

ITEM 31.          Management Services:

                                  NONE

ITEM 32.          Undertakings.

                  (a)  None.

                  (b)  The   Registrant   hereby   undertakes   to   file  a
                       Post-Effective Amendment to this Registration Statement, using reasonably current financial statements which need not be certified, within four to six months from the effective date of the Registrant's 1933 Act Registration Statement.

                  (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                  (d) The Registrant hereby undertakes that it will, if requested to do so by the holders of at least 10% of the Registrant's outstanding votes, call a meeting of shareholders for the purpose of voting upon the question of the removal of a director and to assist in communication with other shareholders as required by
                       Section 16(c).

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Pre-Effective Amendment No. 4 to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the 5th day of February, 1996.

               Twentieth Century Strategic Asset Allocations, Inc.
                                  (Registrant)

                          By: /s/ James E. Stowers III
                              -------------------------------
                              James E. Stowers III, President

         Pursuant to the requirements of the Securities Act of 1933, this Pre-Effective Amendment No. 4 has been signed below by the following persons in the capacities and on the dates indicated.

             Signature                                  Title                                     Date
             ---------                                  -----                                     ----
/s/ James E. Stowers, Jr.                 Chairman of the Board, Director and               February 5, 1996
------------------------------------
James E. Stowers, Jr.                     Principal Executive Officer
/s/ James E. Stowers III                  President and Director                            February 5, 1996
------------------------------------
James E. Stowers III
/s/ Robert T. Jackson                     Executive Vice President and                      February 5, 1996
------------------------------------
Robert T. Jackson                         Principal Financial Officer
                 *                        Vice President, Treasurer and                     February 5, 1996
---------------------------------------
Maryanne Roepke                           Principal Accounting Officer
                 *                        Director                                          February 5, 1996
---------------------------------------
Thomas A. Brown
                 *                        Director                                          February 5, 1996
---------------------------------------
Robert W. Doering, M.D.
                 *                        Director                                          February 5, 1996
---------------------------------------
Linsley L. Lundgaard
                  *                       Director                                          February 5, 1996
---------------------------------------
Donald H. Pratt
                 *                        Director                                          February 5, 1996
---------------------------------------
Lloyd T. Silver, Jr.
                 *                        Director                                          February 5, 1996
---------------------------------------
M. Jeannine Strandjord
                 *                        Director                                          February 5, 1996
---------------------------------------
John M. Urie

*By /s/ James E. Stowers III
    ------------------------
    James E. Stowers III
    Attorney-in-Fact